Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 10, 2012	Jun. 30, 2011
Entity Registrant Name	CAMERON INTERNATIONAL CORP
Entity Central Index Key	0000941548
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 10,008,574,686
Entity Common Stock, Shares Outstanding		246,174,030
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011

Consolidated Results of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Results of Operations [Abstract]
Revenues	$ 6,959	$ 6,134.8	$ 5,223.2
Costs and expenses:
Cost of sales (exclusive of depreciation and amortization shown separately below)	4,838.4	4,212.4	3,540.1
Selling and administrative expenses	1,001.5	862.3	715.6
Depreciation and amortization	206.6	201.6	156.6
Interest, net	84	78	86.5
Other costs (see Note 3)	177.4	47.2	81.6
Total costs and expenses	6,307.9	5,401.5	4,580.4
Income before income taxes	651.1	733.3	642.8
Income tax provision	(129.2)	(170.4)	(167.3)
Net income	$ 521.9	$ 562.9	$ 475.5
Earnings per common share:
Basic (in dollars per share)	$ 2.13	$ 2.32	$ 2.15
Diluted (in dollars per share)	$ 2.09	$ 2.27	$ 2.11

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 898.9	$ 1,832.5
Short-term investments	423.5	0
Receivables, net	1,757.3	1,056.1
Inventories, net	2,399.9	1,779.3
Other	349	265
Total current assets	5,828.6	4,932.9
Plant and equipment, net	1,500.1	1,247.8
Goodwill	1,615.3	1,475.8
Other assets	417.7	348.6
Total assets	9,361.7	8,005.1
Liabilities and stockholders' equity
Current portion of long-term debt	10.6	519.9
Accounts payable and accrued liabilities	2,669.7	2,016
Accrued income taxes	0	38
Total current liabilities	2,680.3	2,573.9
Long-term debt	1,574.2	772.9
Deferred income taxes	184.5	95.7
Other long-term liabilities	215.3	170.2
Total liabilities	4,654.3	3,612.7
Commitments and contingencies	0	0
Stockholders' equity:
Common stock, par value $.01 per share, 400,000,000 shares authorized, 263,111,472 shares issued at December 31, 2011 and 2010	2.6	2.6
Preferred stock, par value $.01 per share, 10,000,000 shares authorized, no shares issued or outstanding	0	0
Capital in excess of par value	2,072.4	2,259.3
Retained earnings	3,370.2	2,848.3
Accumulated other elements of comprehensive income (loss)	(90.8)	(27.1)
Less: Treasury stock at cost, 17,579,397 shares at December 31, 2011 and 19,197,642 shares at December 31, 2010	(647)	(690.7)
Total stockholders' equity	4,707.4	4,392.4
Total liabilities and stockholders' equity	$ 9,361.7	$ 8,005.1

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Stockholders' equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	400,000,000	400,000,000
Common stock, shares issued (in shares)	263,111,472	263,111,472
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized shares (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Treasury common stock at cost (in shares)	17,579,397	19,197,642

Consolidated Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 521.9	$ 562.9	$ 475.5
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	160.2	142.6	114.7
Amortization	46.4	59	41.9
Non-cash stock compensation expense	36.7	34.5	27.7
Deferred income taxes and tax benefit of employee stock compensation plan transactions	(22)	(19.1)	(35.8)
Changes in assets and liabilities, net of translation, acquisitions and non-cash items:
Receivables	(461.1)	(81.4)	165.2
Inventories	(397.1)	(3.8)	(220.9)
Accounts payable and accrued liabilities	200.8	(291.7)	139.8
Other assets and liabilities, net	122.7	(108.8)	(94.6)
Net cash provided by operating activities	208.5	294.2	613.5
Cash flows from investing activities:
Increase in short-term investments, net	(422.8)	0	0
Capital expenditures	(388.1)	(200.7)	(240.9)
Acquisitions, net of cash acquired	(421.3)	(40.9)	11.2
Proceeds from sale of plant and equipment	19.6	12.4	4.1
Net cash used for investing activities	(1,212.6)	(229.2)	(225.6)
Cash flows from financing activities:
Short-term loan borrowings (repayments), net	45.7	(8.4)	(18.9)
Issuance of senior debt	747.8	0	0
Debt issuance costs	(4.7)	0	0
Redemption of convertible debentures	(705.7)	0	(131.1)
Sale (purchase) of equity call options, net	(12.2)	0	0
Purchase of treasury stock	(2.4)	(124)	(29.2)
Proceeds from stock option exercises, net of tax payments from stock compensation plan transactions	21.5	36.3	10.2
Excess tax benefits from employee stock compensation plan transactions	9	16.4	6.4
Principal payments on capital leases	(8.2)	(6.6)	(6.7)
Net cash provided by (used for) financing activities	90.8	(86.3)	(169.3)
Effect of translation on cash	(20.3)	(7.2)	21.4
Increase (decrease) in cash and cash equivalents	(933.6)	(28.5)	240
Cash and cash equivalents, beginning of year	1,832.5	1,861	1,621
Cash and cash equivalents, end of year	$ 898.9	$ 1,832.5	$ 1,861

Consolidated Changes in Stockholders' Equity (USD $) In Millions	Common Stock [Member]	Capital in Excess of Par value [Member]	Retained Earnings [Member]	Accumulated Other Elements of Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2008	$ 2.4	$ 1,254.6	$ 1,809.9	$ (84.2)	$ (638.2)	$ 2,344.5
Net income			475.5			475.5
Foreign currency translation				86.6		86.6
Change in fair value of derivatives accounted for as cash flow hedges				11.3		11.3
Other comprehensive income from derivative transactions recognized in current year earnings				16.2		16.2
Impact after currency effects of actuarial gains/losses and plan amendments				(23)		(23)
Amortization of net actuarial losses and prior service credits				2.4		2.4
Pension settlement loss				0.2		0.2
Comprehensive income						569.2
Equity securities issued for purchase of NATCO	0.2	982.1			6.2	988.5
Non-cash stock compensation expense		27.7				(27.7)
Purchase of treasury stock					(29.2)	(29.2)
Treasury stock issued under stock compensation plans		(30.1)			39.4	9.3
Tax benefit of employee stock compensation plan transactions		9.7				9.7
Balance at Dec. 31, 2009	2.6	2,244	2,285.4	9.5	(621.8)	3,919.7
Net income	0	0	562.9	0	0	562.9
Foreign currency translation	0	0	0	(50.1)	0	(50.1)
Change in fair value of derivatives accounted for as cash flow hedges	0	0	0	(6.1)	0	(6.1)
Other comprehensive income from derivative transactions recognized in current year earnings				11.6		11.6
Impact after currency effects of actuarial gains/losses and plan amendments				4.5		4.5
Amortization of net actuarial losses and prior service credits	0	0	0	3.5	0	3.5
Comprehensive income						526.3
Non-cash stock compensation expense	0	34.5	0	0	0	(34.5)
Purchase of treasury stock	0	0	0	0	(124)	(124)
Treasury stock issued under stock compensation plans	0	(32.5)	0	0	67.9	35.4
Tax benefit of employee stock compensation plan transactions	0	17.4	0	0	0	17.4
NATCO purchase price allocation adjustment		(4.1)			(12.8)	(16.9)
Balance at Dec. 31, 2010	2.6	2,259.3	2,848.3	(27.1)	(690.7)	4,392.4
Net income			521.9			521.9
Foreign currency translation				(60.2)		(60.2)
Change in fair value of derivatives accounted for as cash flow hedges				(5.2)		(5.2)
Other comprehensive income from derivative transactions recognized in current year earnings				6.4		6.4
Impact after currency effects of actuarial gains/losses and plan amendments				(7.7)		(7.7)
Amortization of net actuarial losses and prior service credits				3		3
Comprehensive income						458.2
Non-cash stock compensation expense		36.7				(36.7)
Purchase of treasury stock					(2.4)	(2.4)
Treasury stock issued under stock compensation plans		(25.4)			46.1	20.7
Tax benefit of employee stock compensation plan transactions		4.9				4.9
Conversion value of convertible debentures in excess of principal		(203.3)				(203.3)
Other		0.2				0.2
Balance at Dec. 31, 2011	$ 2.6	$ 2,072.4	$ 3,370.2	$ (90.8)	$ (647)	$ 4,707.4

Consolidated Changes in Stockholders' Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Changes in Stockholders' Equity [Abstract]
Change in fair value of derivatives accounted for as cash flow hedges, taxes	$ 1.1	$ 2.9	$ 6.7
Other comprehensive income from derivative transactions recognized in current year earnings, taxes	1.5	5.2	9.6
Impact after currency effects of actuarial gains/losses and plan amendments, taxes	0.9	2.9	9.7
Amortization of net actuarial losses and prior service credits, taxes	$ 0.6	$ 1.1	$ 0.6

Summary of Major Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Major Accounting Policies [Abstract]
Summary of Major Accounting Policies
Note 1: Summary of Major Accounting Policies

   Company Operations - Cameron International Corporation (Cameron or the Company) provides flow equipment products, systems and services to worldwide oil, gas and process industries through three business segments, Drilling & Production Systems (DPS), Valves & Measurement (V&M) and Process & Compression Systems (PCS). Products include oil and gas pressure control and separation equipment, including valves, wellheads, manifolds, controls, chokes, blowout preventers and assembled systems for oil and gas drilling, production and transmission processes used in onshore, offshore and subsea applications. Cameron also manufactures and services air and gas compressors and turbochargers. Additional information regarding each segment may be found in Note 15 of the Notes to Consolidated Financial Statements.
Principles of Consolidation - The consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries. Investments from 20% to 50% in affiliated companies are accounted for using the equity method.
Estimates in Financial Statements - The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Such estimates include, but are not limited to, estimates of total contract profit or loss on certain long-term production contracts, estimated losses on accounts receivable, estimated realizable value on excess and obsolete inventory, contingencies, including tax contingencies, estimated liabilities for litigation exposures and liquidated damages, estimated warranty costs, estimates related to pension accounting, estimates related to the fair value of reporting units for purposes of assessing goodwill for impairment, estimated proceeds from assets held for sale and estimates related to deferred tax assets and liabilities, including valuation allowances on deferred tax assets. Actual results could differ materially from these estimates.
Revenue Recognition - The Company generally recognizes revenue, net of sales taxes, once the following four criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery of the equipment has occurred or services have been rendered, (iii) the price of the equipment or service is fixed and determinable and (iv) collectibility is reasonably assured. For certain engineering, procurement and construction-type contracts, which typically include the Company's subsea and drilling systems and processing equipment contracts, revenue is recognized in accordance with accounting rules relating to construction-type and production-type contracts. Under this guidance, the Company recognizes revenue on these contracts using a units-of-completion method. Under the units-of-completion method, revenue and cost of sales are recognized once the manufacturing process is complete for each unit specified in the contract with the customer, including customer inspection and acceptance, if required by the contract.  This method requires the Company to make estimates regarding the total costs of the project, which impacts the amount of gross margin the Company recognizes in each reporting period.  The Company routinely, and at least quarterly, reviews its estimates relating to total estimated contract profit or loss and recognizes changes in those estimates as they are determined.  Revenue associated with change orders is not included in the calculation of estimated profit on a contract until approved by the customer.  Costs associated with unapproved change orders are deferred if (i) the customer acknowledges a change has occurred and (ii) it is probable that the costs will be recoverable from the customer.  If these two conditions are not met, the costs are included in the calculation of estimated profit on the project.  Anticipated losses on contracts are recorded in full in the period in which they become evident.
Approximately 26%, 36% and 28% of the Company's revenues for the years ended December 31, 2011, 2010 and 2009, respectively, were recognized under the accounting rules for construction-type and production-type contracts.
Shipping and Handling Costs - Shipping and handling costs are reflected in the caption entitled “Cost of sales (exclusive of depreciation and amortization shown separately below)” in the accompanying Consolidated Results of Operations statements.
Cash Equivalents and Short-Term Investments - Cash equivalents consist of highly liquid investments which are readily convertible to cash and have maturities of three months or less at the time of purchase.  Short-term investments consist primarily of commercial paper, U.S. Treasury securities, U.S. non-governmental agency asset-backed securities and corporate debt obligations that have maturities of more than three months but less than one year.  All of our short-term investments are classified as available-for-sale and recorded at fair value, with unrealized holding gains and losses recorded as a component of accumulated other comprehensive income (loss).
Allowance for Doubtful Accounts - The Company maintains allowances for doubtful accounts for estimated losses that may result from the inability of its customers to make required payments. Such allowances are based upon several factors including, but not limited to, historical experience, the length of time an invoice has been outstanding, responses from customers relating to demands for payment and the current and projected financial condition of specific customers.
Inventories - Aggregate inventories are carried at cost or, if lower, net realizable value. On the basis of current costs, 55% of inventories at December 31, 2011 and 46% at December 31, 2010 are carried on the last-in, first-out (LIFO) method. For these locations, the use of LIFO results in a better matching of costs and revenues. The remaining inventories, which are generally located outside the United States and Canada, are carried on the first-in, first-out (FIFO) method. The Company provides a reserve for estimated inventory obsolescence or excess quantities on hand equal to the difference between the cost of the inventory and its estimated realizable value.
Plant and Equipment - Property, plant and equipment, both owned and under capital lease, are carried at cost. Maintenance and repair costs are expensed as incurred. The cost of renewals, replacements and betterments is capitalized. The Company capitalizes software developed or obtained for internal use. Accordingly, the cost of third-party software, as well as the cost of third-party and internal personnel that are directly involved in application development activities, are capitalized during the application development phase of new software systems projects. Costs during the preliminary project stage and post-implementation stage of new software systems projects, including data conversion and training costs, are expensed as incurred. Depreciation and amortization is provided over the estimated useful lives of the related assets, or in the case of assets under capital leases, over the related lease term, if less, using the straight-line method. The estimated useful lives of the major classes of property, plant and equipment are as follows:

Estimated Useful Lives
Buildings and leasehold improvements	10-40years
Machinery, equipment and tooling	3-18years
Office furniture, software and other	3-10years

Goodwill -The Company reviews the carrying value of goodwill in accordance with accounting rules on impairment of goodwill, which require that the Company estimate the fair value of each of its reporting units annually, or when impairment indicators exist, and compare such amounts to their respective carrying values to determine if an impairment of goodwill is required.  Generally, this review is conducted during the first quarter of each annual period.  Based upon the most recent annual evaluation, no impairment of goodwill was required.  The estimated fair value of each reporting unit for the 2011, 2010 and 2009 evaluations was determined using discounted future expected cash flows (level 3 unobservable inputs) or other market-related valuation models consistent with the accounting guidance for fair-value measurements. Certain estimates and judgments are required in the application of the fair value models, including, but not limited to, estimates of future cash flows and the selection of a discount rate.  The Company's reporting units for goodwill impairment evaluation purposes are the Drilling, Surface, Subsea and Flow Control divisions of the DPS segment, the Engineered Valves, Distributed Valves, Process Valves, Measurement Systems divisions and the Aftermarket Services business of the V&M segment and the Process and Reciprocating Compression, Custom Process Systems and Centrifugal divisions of the PCS segment.
Intangible Assets - The Company's intangible assets, excluding goodwill, represent purchased patents, trademarks, customer lists and other identifiable intangible assets. The majority of intangible assets are amortized on a straight-line basis over the years expected to be benefited, generally ranging from 5 to 20 years. Such intangibles are tested for recoverability whenever events or changes in circumstances indicate that their carrying value may not be recoverable. As many areas of the Company's business rely on patents and proprietary technology, it has followed a policy of seeking patent protection both inside and outside the United States for products and methods that appear to have commercial significance. The costs of developing any intangibles internally, as well as costs of defending such intangibles, are expensed as incurred. No material impairment of intangible assets was required during the years ended December 31, 2011, 2010 or 2009.
Long-Lived Assets - In accordance with accounting rules for the impairment or disposal of long-lived assets, such assets, excluding goodwill and indefinite-lived intangibles, to be held and used by the Company are reviewed to determine whether any events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. For long-lived assets to be held and used, the Company bases its evaluation on impairment indicators such as the nature of the assets, the future economic benefit of the assets, any historical or future profitability measurements and other external market conditions or factors that may be present. If such impairment indicators are present or other factors exist that indicate the carrying amount of the asset may not be recoverable, the Company determines whether an impairment has occurred through the use of an undiscounted cash flow analysis of the asset at the lowest level for which identifiable cash flows exist. If an impairment has occurred, the Company recognizes a loss for the difference between the carrying amount and the fair value of the asset. Assets are classified as held for sale when the Company has a plan for disposal of such assets and those assets are stated at estimated fair value less estimated costs to sell.  No material impairment of long-lived assets was required during the years ended December 31, 2011, 2010 or 2009.
Product Warranty - Estimated warranty costs are accrued either at the time of sale based upon historical experience or, in some cases, when specific warranty problems are encountered. Adjustments to the recorded liability are made periodically to reflect actual experience.
Contingencies - The Company accrues for costs relating to litigation, including litigation defense costs, claims, assessments and other contingent matters, including liquidated damage liabilities, when such liabilities become probable and reasonably estimable. Such estimates may be based on advice from third parties, amounts specified by contract, amounts designated by legal statute or management's judgment, as appropriate. Revisions to contingent liability reserves are reflected in income in the period in which different facts or information become known or circumstances change that affect the Company's previous assumptions with respect to the likelihood or amount of loss. Amounts paid upon the ultimate resolution of contingent liabilities may be materially different from previous estimates and could require adjustments to the estimated reserves to be recognized in the period such new information becomes known.
Income Taxes - The asset and liability approach is used to account for income taxes by recognizing deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities. Income tax expense includes U.S. and foreign income taxes, including U.S. federal taxes on undistributed earnings of foreign subsidiaries to the extent such earnings are planned to be remitted. Taxes are not provided on the translation component of comprehensive income since the effect of translation is not considered to modify the amount of the earnings that are planned to be remitted.
The Company accounts for uncertainties in its income tax positions in accordance with income tax accounting rules.  Interest related to an underpayment of income taxes is reflected as a component of interest expense in the Consolidated Results of Operations statement. Penalties on a tax position taken by the Company are reflected as a component of income tax expense in the Consolidated Results of Operations statement. See Note 12 of the Notes to Consolidated Financial Statements for further discussion of the Company's income taxes.
Environmental Remediation and Compliance - Environmental remediation and postremediation monitoring costs are accrued when such obligations become probable and reasonably estimable. Such future expenditures are not discounted to their present value.
Pension and Postretirement Benefits Accounting - The Company recognizes the funded status of its defined benefit pension and other postretirement benefit plans in its Consolidated Balance Sheets.  The measurement date for all of the Company's plans was December 31, 2011.
Stock-Based Compensation - At December 31, 2011, the Company had grants outstanding under seven stock-based employee compensation plans, which are described in further detail in Note 9 of the Notes to Consolidated Financial Statements. Compensation expense for the Company's stock-based compensation plans is measured using the fair value method required by accounting rules on stock compensation. Under this guidance, the fair value of stock option grants and restricted stock unit awards is amortized to expense using the straight-line method over the shorter of the vesting period or the remaining employee service period.
Derivative Financial Instruments - Consistent with accounting guidance for derivative instruments and hedging activities, the Company recognizes all derivative financial instruments as assets and liabilities on a gross basis and measures them at fair value.  Hedge accounting is only applied when the derivative is deemed highly effective at offsetting changes in anticipated cash flows of the hedged item or transaction. Changes in fair value of derivatives that are designated as cash flow hedges are deferred in accumulated other elements of comprehensive income until the underlying transactions are recognized in earnings, at which time any deferred hedging gains or losses are also recorded in earnings on the same line as the hedged item. Any ineffective portion of the change in the fair value of a derivative used as a cash flow hedge is recorded in earnings as incurred. The amounts recorded in earnings from ineffectiveness for the years ended December 31, 2011, 2010 and 2009 have not been material. The Company may at times also use forward or option contracts to hedge certain other foreign currency exposures. These contracts are not designated as hedges under the accounting guidance described above.  Therefore, the changes in fair value of these contracts are recognized in earnings as they occur and offset gains or losses on the related exposures.
The Company will also periodically use interest rate swaps to modify the interest characteristics of some or all of its fixed or floating rate debt.  As these interest rate swaps are not designated as hedges, changes in the fair value of these derivatives are recognized as an adjustment to interest expense as they occur.
Foreign Currency - For most subsidiaries and branches outside the U.S., the local currency is the functional currency.  The financial statements of these subsidiaries and branches are translated into U.S. dollars as follows: (i) assets and liabilities at year-end exchange rates; (ii) income, expenses and cash flows at monthly average exchange rates or exchange rates in effect on the date of the transaction; and (iii) stockholders' equity at historical exchange rates. For those subsidiaries for which the local currency is the functional currency, the resulting translation adjustment is recorded as a component of accumulated other elements of comprehensive income in the accompanying Consolidated Balance Sheets.
For certain other subsidiaries and branches, operations are conducted primarily in currencies other than the local currencies, which are therefore the functional currency. Non-functional currency monetary assets and liabilities are remeasured at ending exchange rates. Revenue, expense and gain and loss accounts of these foreign subsidiaries and branches are remeasured at average exchange rates or exchange rates in effect on the date of the transaction. Non-functional currency non-monetary assets and liabilities, and the related revenue, expense, gain and loss accounts are remeasured at historical rates.
Foreign currency gains and losses arising from monetary transactions denominated in a currency other than the functional currency of the entity involved are included in income. The effects of foreign currency transactions were a loss of $10.9 million for the year ended December 31, 2011, a gain of $11.9 million for the year ended December 31, 2010 and a loss of $19.4 million for the year ended December 31, 2009.
Reclassifications and Revisions - Certain prior year amounts have been reclassified to conform to the current year presentation.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions
Note 2: Acquisitions

LeTourneau Technologies, Inc. - On October 24, 2011, the Company closed on the acquisition of LeTourneau Technologies, Inc., a wholly-owned subsidiary of Joy Global Inc., for $375.0 million in cash, subject to certain post-closing adjustments.  LeTourneau provides drilling equipment as well as rig designs and components for both the land and offshore rig markets and its results of operations have been included in the Company's DPS segment from the date of acquisition.
Under the purchase method of accounting, the total purchase price was allocated to LeTourneau's net tangible and identifiable intangible assets based on their fair values at the acquisition date.  The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.  The initial allocation was based on preliminary valuations.  The Company's estimates and assumptions are subject to change upon the receipt of additional information required to finalize the valuations.  The primary areas of the purchase price allocation, which are not yet finalized, relate to inventory, property, plant and equipment, identifiable intangible assets, goodwill, certain preacquisition contingencies and related adjustments to deferred taxes.  The final valuation of net assets is expected to be completed as soon as possible, but no later than one year from the acquisition date.  The following table, set forth below, shows the total preliminary purchase price allocated to LeTourneau's net tangible and identifiable intangible assets based on their estimated fair values at the acquisition date.  These items are included in the Company's Consolidated Balance Sheet as of December 31, 2011 and are treated as non-cash additions, except for the cash cost of the acquisition, in the Company's Consolidated Cash Flows Statement for the year ended December 31, 2011.

Preliminary Allocation as of December 31, 2011 (dollars in millions)

Cash	$0.6
Accounts receivable	81.0
Inventory	253.7
Other current assets	14.0
Property, plant and equipment	60.7
Goodwill	119.3
Intangibles	60.7
Other non-current assets	4.7
Accounts payable and accrued liabilities	(219.7)
Total purchase price	$375.0

Other Acquisitions - During 2011, the Company also acquired the stock of four other businesses for a total cash purchase price, net of cash acquired, of $46.9 million.  Vescon Equipamentos Industriais Ltda. was acquired to strengthen the Company's surface product offerings in the Brazilian market and has been included in the DPS segment since the date of acquisition.  The remaining interest in Scomi Energy Sdn Bhd., previously a Cameron joint venture company, was acquired in order to strengthen the Company's process systems offerings in the Malaysian market.  TS-Technology AS, a Norwegian company, was acquired to enhance the Company's water treatment technology offerings.  Industrial Machine and Fabrication (“IMF”) was acquired to enhance the Company's rotating compression aftermarket offerings.  The results of Scomi Energy Sdn Bhd, TS-Technology AS businesses, and IMF have been included in the PCS segment since the dates of the respective acquisitions.
Preliminary goodwill recorded from all acquisitions during 2011 was approximately $142.4 million, of which approximately $134.2 million is deductible for tax purposes.  The Company is still awaiting significant information relating to the fair value of the assets and liabilities of the acquired businesses in order to finalize the purchase price allocations.
During 2010, the Company acquired the assets or capital stock of two businesses for a total cash purchase price of $40.9 million.  These businesses were acquired to enhance the Company's product offerings or aftermarket services in the DPS and V&M segments. The two acquisitions were included in the Company's consolidated financial statements for the periods subsequent to the acquisitions. Goodwill recorded as a result of these acquisitions was approximately $23.9 million.   Under the terms of the acquisition recorded in the V&M segment, the Company has the right and obligation under various conditions to purchase the remaining 49% capital stock interest it does not currently own.  The Company has reflected a liability in its consolidated balance sheet for the fair value of the remaining 49% interest the Company is required to purchase.
During 2009, the Company acquired 100% of the outstanding stock of NATCO Group Inc. (NATCO) by issuing common stock valued at $971.6 million and acquired the assets or capital stock of two other businesses for a total cash purchase price of $23.2 million. The majority of NATCO's operations have been included in the PCS segment.  The other two businesses were acquired to enhance the Company's product offerings or aftermarket services in the DPS and V&M segments. Total goodwill recorded from these three acquisitions was approximately $752.7 million.

Other Costs	12 Months Ended
Dec. 31, 2011
Other Costs [Abstract]
Other Costs
Note 3: Other Costs
Other costs consisted of the following:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Indemnity settlement with BP Exploration and Production Inc. (see Note 19)	$82.5	$–	$–
BOP litigation costs	60.7	12.5	–
Employee severance	5.7	8.8	61.0
NATCO acquisition integration costs	–	22.0	–
Mark-to-market impact on currency derivatives(1)	9.3	–	–
Costs associated with retiring the 2.5% convertible debentures	14.5	–	–
Acquisition and other restructuring costs	4.7	3.9	20.6
Total other costs	$177.4	$47.2	$81.6

(1) These derivatives have not been designated as accounting hedges.

NATCO acquisition integration costs consist of costs incurred for the integration of NATCO's operations with the existing operations of the Company, primarily reflecting the costs associated with converting NATCO's legacy operations to the Company's SAP information systems.

Receivables	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Receivables
Note 4: Receivables
Receivables consisted of the following:

	December 31,
(dollars in millions)	2011	2010

Trade receivables	$1,523.5	$991.2
Insurance company receivables related to the indemnity settlement with BP Exploration and Production Inc. (see Note 19)	167.5	–
Other receivables	76.2	78.9
Allowance for doubtful accounts	(9.9)	(14.0)

Total receivables	$1,757.3	$1,056.1

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
Note 5: Inventories
Inventories consisted of the following:

	December 31,
(dollars in millions)	2011	2010

Raw materials	$427.3	$166.5
Work-in-process	767.8	575.9
Finished goods, including parts and subassemblies	1,376.9	1,190.5
Other	12.5	12.1
	2,584.5	1,945.0
Excess of current standard costs over LIFO costs	(102.7)	(97.7)
Allowance for obsolete and excess inventory	(81.9)	(68.0)

Total inventories	$2,399.9	$1,779.3

Plant and Equipment, Goodwill and Other Assets	12 Months Ended
Dec. 31, 2011
Plant and Equipment, Goodwill and Other Assets [Abstract]
Plant and Equipment, Goodwill and Other Assets
Note 6: Plant and Equipment, Goodwill and Other Assets
Plant and equipment consisted of the following:

	December 31,
(dollars in millions)	2011	2010

Land and land improvements	$80.3	$73.8
Buildings	561.5	493.4
Machinery and equipment	1,208.0	1,040.9
Tooling, dies, patterns, etc.	189.6	148.3
Office furniture & equipment	156.9	140.0
Capitalized software	220.1	156.1
Assets under capital leases	54.3	46.2
Construction in progress	183.4	145.0
All other	33.9	42.2
	2,688.0	2,285.9
Accumulated depreciation	(1,187.9)	(1,038.1)

Total plant and equipment, net	$1,500.1	$1,247.8

Changes in goodwill during 2011 were as follows:

(dollars in millions)	DPS	V&M	PCS	Total

Balance at December 31, 2010	$306.4	$322.8	$846.6	$1,475.8
Current year acquisitions	134.2	–	8.2	142.4
Translation and other	(2.9)	(2.4)	2.4	(2.9)

Balance at December 31, 2011	$437.7	$320.4	$857.2	$1,615.3

 Other assets consisted of the following:

	December 31,
(dollars in millions)	2011	2010

Deferred income taxes	$56.3	$41.2
Other intangibles:
Gross:
Customer lists	144.0	118.0
Patents and technology	123.0	102.3
Trademarks	64.2	53.2
Noncompete agreements, engineering drawings and other	103.6	82.6
Accumulated amortization	(125.6)	(100.1)
Other	52.2	51.4

Total other assets	$417.7	$348.6

Amortization expense associated with the Company's capitalized software and other amortizable intangibles recorded as of December 31, 2011 is expected to approximate $35.2 million, $31.8 million, $28.4 million, $21.2 million and $21.1 million for the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively.

Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
Note 7: Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consisted of the following:

	December 31,
(dollars in millions)	2011	2010

Indemnity settlement with BP Exploration and Production Inc. (see Note 19)	$250.0	$–
Trade accounts payable and accruals	718.8	571.3
Salaries, wages and related fringe benefits	209.9	190.2
Advances from customers	1,012.5	863.3
Sales-related costs and provisions	118.1	90.2
Payroll and other taxes	76.0	67.4
Product warranty	65.0	45.7
Fair market value of derivatives(1)	17.6	1.8
Other	201.8	186.1

Total accounts payable and accrued liabilities	$2,669.7	$2,016.0

(1)  Additional information relating to the Company's outstanding derivative contracts as of December 31, 2011 may be found in Note 18 of the Notes to Consolidated Financial Statements.

     Activity during the year associated with the Company's product warranty accruals was as follows (dollars in millions):

Balance December 31, 2010	Warranty Provisions	Acquisitions	Charges Against Accrual	Translation and Other	Balance December 31, 2011

$45.7	$42.5	$21.3	$(44.0)	$(0.5)	$65.0

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Employee Benefit Plans
Note 8: Employee Benefit Plans
As of December 31, 2011, the Company sponsored separate defined benefit pension plans for employees of its United Kingdom (U.K.) and German subsidiaries as well as several unfunded defined benefit arrangements for various other employee groups. The U.K. defined benefit pension plan was frozen to new entrants effective June 14, 1996.
Certain of the Company's employees also participate in various domestic employee welfare benefit plans, including medical, dental and prescriptions. Additionally, certain employees based in the United States receive retiree medical, prescription and life insurance benefits. All of the welfare benefit plans, including those providing postretirement benefits, are unfunded.
Total net benefit plan expense (income) associated with the Company's defined benefit pension and postretirement benefit plans consisted of the following:

	Pension Benefits			Postretirement Benefits
(dollars in millions)	2011	2010	2009	2011		2010		2009

Service cost	$3.1	$2.9	$2.7	$	−	$	−	$	−
Interest cost	15.9	15.1	14.1		0.6		0.9		0.5
Expected return on plan assets	(18.2)	(15.8)	(13.3)		−		−		−
Amortization of prior service cost (credit)	–	–	−		(1.3)		(0.9)		(0.9)
Amortization of losses (gains)	5.8	6.7	5.7		(0.9)		(1.2)		(1.9)
Other	0.3	–	0.3		−		−		−

Total net benefit plan expense (income)	$6.9	$8.9	$9.5		$(1.6)		$(1.2)		$(2.3)

Included in accumulated other elements of comprehensive income at December 31, 2011 and 2010 are the following amounts that have not yet been recognized in net periodic benefit plan cost, as well as the amounts that are expected to be recognized in net periodic benefit plan cost during the year ending December 31, 2012:

	December 31, 2011		December 31, 2010		Year Ending December 31, 2012
(dollars in millions)	Before Tax	After Tax	Before Tax	After Tax	Expected Amortization

Pension benefits:
Prior service credit	0.7	0.5	−	−	(0.1)
Actuarial losses, net	$(88.3)	$(65.8)	$(84.6)	$(61.4)	$5.9

Post retirement benefits:
Prior service credit	5.7	3.6	6.9	4.3	(1.3)
Actuarial gains	8.8	5.5	9.0	5.6	(0.9)

	$(73.1)	$(56.2)	$(68.7)	$(51.5)	$3.6

The change in the projected benefit obligation associated with the Company's defined benefit pension plans and the change in the accumulated benefit obligation associated with the Company's postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
(dollars in millions)	2011	2010	2011	2010

Benefit obligation at beginning of year	$282.4	$274.5	$15.6	$18.3
Service cost	3.1	2.9	−	−
Interest cost	15.9	15.1	0.6	0.9
Plan participants' contributions	1.0	0.9	−	−
Actuarial losses (gains)	7.1	5.8	(0.7)	1.2
Exchange rate changes	(0.2)	(8.5)	−	−
Benefits and expenses paid from plan assets	(12.2)	(8.3)	(1.4)	(1.9)
Plan amendments	(0.7)	−	−	(2.9)
Other	0.7	−	−	−

Benefit obligation at end of year	$297.1	$282.4	$14.1	$15.6

The total accumulated benefit obligation for the Company's defined benefit pension plans was $258.2 million and $244.6 million at December 31, 2011 and 2010, respectively.
The change in the plan assets associated with the Company's defined benefit pension and postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
(dollars in millions)	2011	2010	2011		2010

Fair value of plan assets at beginning of year	$261.3	$242.2	$	−	$	−
Actual return on plan assets	15.0	24.4		−		−
Company contributions	10.4	9.4		1.4		1.9
Plan participants' contributions	1.0	0.9		−		−
Exchange rate changes	0.1	(7.3)		−		−
Benefits and expenses paid from plan assets	(12.2)	(8.3)		(1.4)		(1.9)
Other	0.3	−		−		−

Fair value of plan assets at end of year	$275.9	$261.3	$	−	$	−

The status of the Company's underfunded defined benefit pension and postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
	December 31,		December 31,
(dollars in millions)	2011	2010	2011	2010

Underfunded status at end of year:
Current	$(0.2)	$(0.2)	$(1.9)	$(2.2)
Non-current	(21.0)	(20.9)	(12.2)	(13.4)

Underfunded status at end of year	$(21.2)	$(21.1)	$(14.1)	$(15.6)

Actual asset investment allocations for the Company's main defined benefit pension plan in the United Kingdom, which accounts for approximately 97% of total plan assets, were as follows:

	Pension Benefits
	2011	2010

U.K. plan:
Equity securities	53%	54%
Fixed income debt securities, cash and other	47%	46%

In each jurisdiction, the investment of plan assets is overseen by a plan asset committee whose members act as trustees of the plan and set investment policy. For the years ended December 31, 2011 and 2010, the investment strategy has been designed to approximate the performance of market indexes. The Company's targeted allocation for the U.K. plan for 2012 and beyond is approximately 54.4% in equities, 40.7% in fixed income debt securities and 4.9% in real estate and other.
    During 2011, the Company made contributions totaling approximately $10.4 million to the assets of its various defined benefit pension plans. Contributions to plan assets for 2012 are currently expected to approximate $9.6 million assuming no change in the current discount rate or expected investment earnings.
The assets of the Company's pension plans are generally invested in debt and equity securities or mutual funds, which are valued based on quoted market prices for an individual asset (level 1 market inputs) or mutual fund unit values, which are based on the fair values of the individual securities that the fund has invested in (level 2 observable market inputs).  A small portion of the assets are invested in insurance contracts, real estate and other investments, which are valued based on level 3 unobservable inputs.

The fair values of the Company's pension plan assets by asset category at December 31, 2011 and 2010 were as follows:

	Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1)		Fair Value Based on Significant Other Observable Inputs (Level 2)		Fair Value Based on Significant Unobservable Inputs (Level 3)		Total
(dollars in millions)	2011	2010	2011	2010	2011	2010	2011	2010

Cash and cash equivalents	$1.9	$10.2	$–	$–	$–	$–	$1.9	$10.2
Equity securities:
US equities	–	–	58.3	52.7	–	–	58.3	52.7
Non-U.S. equities	–	37.3	82.3	47.4	–	–	82.3	84.7
Bonds:
Non-US government bonds	–	–	89.9	21.0	–	–	89.9	21.0
Non-US corporate bonds	–	–	23.8	74.4	–	–	23.8	74.4
Alternative investments:
Insurance contracts	–	–	–	–	8.0	7.3	8.0	7.3
Real estate and other	–	–	–	–	11.7	11.0	11.7	11.0
Total assets	$1.9	$47.5	$254.3	$195.5	$19.7	$18.3	$275.9	$261.3

Changes in the fair value of pension plan assets determined based on level 3 unobservable inputs were as follows:

	Year Ended December 31,
(dollars in millions)	2011	2010
Balance at beginning of the year	$18.3	$9.3
Purchases/Sales, net	0.7	10.6
Actual return on plan assets	0.9	1.3
Reclassification of plan assets to Level 2	–	(2.1)
Currency impact	(0.2)	(0.8)
Balance at end of the year	$19.7	$18.3

The weighted-average assumptions associated with the Company's defined benefit pension and postretirement benefit plans were as follows:

	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010

Assumptions related to net benefit costs:
U.S. plans:
Discount rate	4.10%	5.03%	4.10%	5.03%
Health care cost trend rate	–	–	9.0%	9.0%
Measurement date	1/1/2011	1/1/2010	1/1/2011	1/1/2010

Foreign plans:
Discount rate	5.50%	5.50-5.75%	–	–
Expected return on plan assets	4.75-6.75%	5.50-6.75%	–	–
Rate of compensation increase	3.00-4.50%	3.00-4.50%	–	–
Measurement date	1/1/2011	1/1/2010	–	–

Assumptions related to end-of-period benefit obligations:
U.S. plans:
Discount rate	3.50%	4.10%	3.50%	4.10%
Health care cost trend rate	–	–	9.0%	9.0%
Measurement date	12/31/2011	12/31/2010	12/31/2011	12/31/2010

Foreign plans:
Discount rate	5.00-5.75%	5.50%	–	–
Rate of compensation increase	3.00-4.25%	3.00-4.50%	–	–
Measurement date	12/31/2011	12/31/2010	–	–

The Company's discount rate assumptions for its U.S. postretirement benefits plan and its U.K. and German defined benefit pension plans are based on the average yield of a hypothetical high quality bond portfolio with maturities that approximately match the estimated cash flow needs of the plans.
The assumptions for expected long-term rates of return on assets are based on historical experience and estimated future investment returns, taking into consideration anticipated asset allocations, investment strategies and the views of various investment professionals.
The rate of compensation increase assumption for foreign plans reflect local economic conditions and the Company's compensation strategy in those locations.
The health care cost trend rate is assumed to decrease gradually from 9% to 5% by 2019 and remain at that level thereafter. A one-percentage-point increase or decrease in the assumed health care cost trend rate does not have a material impact on the service and interest cost components in 2011 or the postretirement benefit obligation as of December 31, 2011.

Year-end amounts applicable to the Company's pension plans with projected benefit obligations in excess of plan assets and accumulated benefit obligations in excess of plan assets were as follows:

	Projected Benefit Obligation in Excess of Plan Assets		Accumulated Benefit Obligation in Excess of Plan Assets
	at December 31,		at December 31,
(dollars in millions)	2011	2010	2011	2010

Fair value of applicable plan assets	$275.9	$261.3	$11.2	$9.8
Projected benefit obligation of applicable plans	$297.1	$282.4	–	–
Accumulated benefit obligation of applicable plans	–	–	$20.7	$18.3

Future expected benefit payments are as follows:

(dollars in millions)	Pension Benefits	Postretirement Benefits

Year ended December 31:
2012	$12.3	$1.9
2013	$12.6	$1.8
2014	$12.9	$1.6
2015	$13.2	$1.5
2016	$13.5	$1.3
2017 - 2021	$72.3	$4.8

The Company's United States-based employees who are not covered by a bargaining unit and certain others are also eligible to participate in the Cameron International Corporation Retirement Savings Plan. Under this plan, employees' savings deferrals are partially matched in cash and invested at the employees' discretion. The Company provides nondiscretionary retirement contributions to the Retirement Savings Plan on behalf of each eligible employee equal to 3% of their defined pay.  Eligible employees vest in the 3% retirement contributions plus any earnings after completing three years of service.  In addition, the Company provides an immediately vested matching contribution of up to 100% of the first 6% of pay contributed by each eligible employee.  Employees may contribute amounts in excess of 6% of their pay to the Retirement Savings Plan, subject to certain United States Internal Revenue Service limitations. The Company's expense under this plan for the years ended December 31, 2011, 2010 and 2009 amounted to $30.2 million, $25.9 million and $20.6 million, respectively. In addition, the Company provides savings or other benefit plans for employees under collective bargaining agreements and, in the case of certain international employees, as required by government mandate, which provide for, among other things, Company matching contributions in cash based on specified formulas. Expense with respect to these various defined contribution and government-mandated plans for the years ended December 31, 2011, 2010 and 2009 amounted to $57.9 million, $41.9 million and $34.3 million, respectively.

Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation Plans [Abstract]
Stock-Based Compensation Plans
Note 9: Stock-Based Compensation Plans
The Company has grants outstanding under seven equity compensation plans, only one of which, the 2005 Equity Incentive Plan (2005 EQIP), is currently available for future grants of equity compensation awards to employees and non-employee directors. Options granted under the Company's equity compensation plans had an exercise price equal to the market value of the underlying common stock on the date of grant and all terms were fixed.
Stock-based compensation expense recognized was as follows:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Outstanding restricted and deferred stock unit and award grants	$25.6	$26.0	$18.5
Unvested outstanding stock option grants	11.1	8.5	9.2

Total stock-based compensation expense	$36.7	$34.5	$27.7

The total income statement tax benefit recognized from stock-based compensation arrangements during the years ended December 31, 2011, 2010 and 2009  totaled approximately $13.5 million, $12.7 million and $10.2 million, respectively.

Stock options
Options with terms of seven or ten years have been granted to officers and other key employees of the Company under the 2005 EQIP plan at a fixed exercise price equal to the fair value of the Company's common stock on the date of grant. The options vest in one-third increments each year on the anniversary date following the date of grant, based on continued employment.
A summary of option activity under the Company's stock compensation plans as of and for the year ended December 31, 2011 is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (dollars in millions)

Outstanding at January 1, 2011	6,253,118	$34.72	5.30	$100.1
Granted	725,071	51.24
Exercised	(1,176,125)	27.48
Forfeited	(24,108)	39.80
Expired	(20,500)	11.57

Outstanding at December 31, 2011	5,757,456	$38.36	4.55	$63.8

Vested at December 31, 2011 or expected to vest in the future	5,735,564	$38.33	4.53	$63.8

Exercisable at December 31, 2011	3,813,517	$34.78	3.22	$54.9

At
December 31, 2011

Stock-based compensation cost not yet recognized under the straight-line method (dollars in millions)	$18.1

Weighted-average remaining expense recognition period (in years)	1.85

The fair values per share of option grants for the years ended December 31, 2011, 2010 and 2009 were estimated using the Black-Scholes-Merton option pricing formula with the following weighted-average assumptions:

	Year Ended December 31,
	2011	2010	2009

Expected life (in years)	2.8	2.5	2.4
Risk-free interest rate	0.38%	0.46%	1.1%
Volatility	42.6%	43.8%	32.0%
Expected dividend yield	0.0%	0.0%	0.0%

    The Company determined the assumptions involving the expected life of its options and volatility rates based primarily on historical data and consideration of expectations for the future.
The above assumptions and market prices of the Company's common stock at the date of option exercises resulted in the following values:

	Year Ended December 31,
	2011	2010	2009

Grant-date fair value per option	$14.47	$11.78	$8.10
Intrinsic value of options exercised (dollars in millions)	$31.5	$63.4	$23.5
Average intrinsic value per share of options exercised	$26.79	$22.46	$19.26

Restricted and deferred stock units and awards
Grants of restricted stock units are made to officers and key employees. The restricted stock units granted generally provide for vesting in one-third increments each year or three-year 100% cliff vesting on the third anniversary of the date of grant, based on continued employment.
Non-employee directors are entitled to receive an annual number of deferred stock units that is equal to a value of $250,000 determined on the day following the Company's annual meeting of stockholders or, if a director's election to the Board occurs between annual meetings of stockholders, the initial grant of deferred stock units is based on a pro-rata portion of the annual grant amount equal to the remaining number of months in the board year until the next annual meeting of stockholders.  These units, which have no exercise price and no expiration date, vest in one-fourth increments quarterly over the following year but cannot be converted into common stock until the earlier of termination of Board service or three years, although Board members have the ability to voluntarily defer conversion for a longer period of time.
A summary of restricted and deferred stock unit award activity under the Company's stock compensation plans as of and for the year ended December 31, 2011 is presented below:

Restricted and Deferred Stock Units	Number	Weighted-Average Grant Date Fair Value

Nonvested at January 1, 2011	1,941,399	$35.02
Granted	682,246	50.67
Vested	(661,146)	50.89
Forfeited	(53,144)	38.99

Nonvested at December 31, 2011	1,909,355	$30.25

At December 31, 2011

Stock-based compensation cost not yet recognized under the straight-line method (dollars in millions)	$34.7

Weighted-average remaining expense recognition period (in years)	1.56

Information on restricted and deferred stock units granted and vesting during the three years ended December 31, 2011 follows:

	Year Ended December 31,
	2011	2010	2009

Number of units granted with performance conditions	139,191	211,804	–
Intrinsic value of units vesting (dollars in millions)	$36.9	$29.2	$11.0
Total number of units granted	682,246	806,041	616,904
Weighted average grant date fair value per unit	$50.67	$41.81	$25.44

The fair value of restricted and deferred stock units is determined based on the closing trading price of the Company's common stock on the grant date.
At December 31, 2011, 4,455,368 shares were reserved for future grants of options, deferred stock units, restricted stock units and other awards. The Company may issue either treasury shares or newly issued shares of its common stock in satisfaction of these awards.

Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Debt
Note 10: Debt
The Company's debt obligations were as follows:

	December 31,
(dollars in millions)	2011	2010

Senior notes:
Floating rate notes due June 2, 2014	$250.0	$–
6.375% notes due July 15, 2018	450.0	450.0
4.5% notes due June 1, 2021	250.0	–
7.0% notes due July 15, 2038	300.0	300.0
5.95% notes due June 1, 2041	250.0	–
Unamortized original issue discount	(3.8)	(1.8)
Convertible debentures:
2.5% notes due June 15, 2026	–	500.0
Unamortized discount	–	(6.9)
Other debt	70.0	37.5
Obligations under capital leases	18.6	14.0
	1,584.8	1,292.8
Current maturities	(10.6)	(519.9)
Long-term maturities	$1,574.2	$772.9

Senior Notes
Effective June 2, 2011, the Company completed the public offering of $750.0 million in aggregate principal amount of senior unsecured notes as follows:
•
$250.0 million principal amount of Floating Rate Senior Notes due June 2, 2014, bearing interest based on the 3-month London Interbank Offered Rate (LIBOR) plus 0.93%, per annum (1.46% at December 31, 2011).  The interest rate is reset quarterly and interest payments are due on March 2, June 2, September 2 and December 2 of each year, beginning September 2, 2011;

• $250.0 million principal amount of 4.5% Senior Notes due June 1, 2021; and
• $250.0 million principal amount of 5.95% Senior Notes due June 1, 2041.

Interest on the 4.5% and 5.95% Senior Notes is payable on June 1 and December 1 of each year, beginning December 1, 2011.  The 4.5% and 5.95% Senior Notes were sold at 99.151% and 99.972% of principal amount, respectively, and can both be redeemed in whole or in part by the Company prior to maturity in accordance with the terms of the respective Supplemental Indentures.  The Floating Rate Senior Notes are not redeemable by the Company prior to maturity.  All of the Company's senior notes rank equally with the Company's other existing unsecured and unsubordinated debt.
The proceeds from the debt offering were used for the purchase or redemption of the Company's 2.5% Convertible Debentures (see below) and for general corporate purposes.

Convertible Debentures
In June 2011, the Company notified holders of its 2.5% Convertible Debentures that it was exercising its right to redeem for cash all of the outstanding debentures on July 6, 2011 at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest.  Holders of $295.5 million principal amount of debentures notified the Company they were instead electing to convert their debentures under the terms of the debenture agreement.  The Company elected to settle the entire conversion amount (principal plus the conversion value in excess of principal) in cash for those electing conversion.  The remaining $204.5 million principal amount of debentures were either purchased by the Company on the open market or redeemed for cash during June and July 2011.  As a result of these transactions, the Company retired all $500.0 million principal amount of its outstanding 2.5% Convertible Debentures for a total of $705.7 million in cash.  Approximately $203.3 million of the cash payment represented conversion value in excess of principal which has been recorded in capital in excess of par value.
In order to hedge a portion of the conversion value for the 2.5% Convertible Debentures, the Company entered into an agreement with a third party financial intermediary in the second quarter of 2011 to purchase 5.0 million call options on its common stock for a total premium payment of $21.9 million.

Multicurrency Revolving Letter of Credit and Credit Facilities
On June 6, 2011, the Company entered into a Second Amendment to its Credit Agreement dated April 14, 2008 (the Amended Credit Agreement).  This amendment increased the Company's multicurrency borrowing capacity from $585.0 million to $835.0 million and extended the maturity date to June 6, 2016.  Similar to the original Credit Agreement, the Company may borrow funds at LIBOR plus a spread, which varies based on the Company's current debt rating, and, if aggregate outstanding credit exposure exceeds one-half of the total facility amount, an additional fee will be incurred.  The entire $835.0 million committed facility is available to the Company through April 14, 2013, with $730.0 million available thereafter through June 6, 2016.  At December 31, 2011, the Company had issued letters of credit totaling $25.4 million under this Amended Credit Agreement with the remaining amount of $809.6 million available for future use.
The Company also has a three-year $250.0 million committed multi-currency revolving letter of credit facility with a third party bank.  At December 31, 2011, the Company had issued letters of credit totaling $95.9 million under this revolving credit facility, leaving a remaining amount of $154.1 million available for future use.

Other
Other debt, some of which is held by entities located in countries with high rates of inflation, has a weighted-average interest rate of 9.1% at December 31, 2011 (5.8% at December 31, 2010). Future maturities of the Company's debt (including the remaining amount of unamortized discount but excluding capital leases) are approximately $3.2 million in 2012, $55.9 million in 2013, $260.4 million in 2014, $0.3 million in 2015, $0.2 million in 2016 and $1,246.2 million thereafter.
In addition to the above, the Company also has other unsecured and uncommitted credit facilities available to its foreign subsidiaries to fund ongoing operating activities. Certain of these facilities also include annual facility fees.
Information on interest expensed and paid during the three years ended December 31, 2011 was as follows:

	Year Ended December 31
(dollars in millions)	2011	2010	2009

Interest expensed	$92.4	$82.2	$92.4
Interest paid	$102.8	$73.0	$82.0

Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases
Note 11: Leases
The Company leases certain facilities, office space, vehicles and office, data processing and other equipment under capital and operating leases. Rental expenses for the years ended December 31, 2011, 2010 and 2009 were $74.7 million, $67.5 million and $57.4 million, respectively. Future minimum lease payments with respect to capital leases and operating leases with noncancelable terms in excess of one year were as follows:

(dollars in millions)	Capital Lease Payments	Operating Lease Payments

Year ending December 31:
2012	$7.5	$56.2
2013	5.5	49.7
2014	4.3	48.8
2015	2.1	37.3
2016	0.2	42.6
Thereafter	0.2	75.6

Future minimum lease payments	19.8	310.2
Less: amount representing interest	(1.2)	–

Lease obligations at December 31, 2011	$18.6	$310.2

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note 12: Income Taxes
The components of income before income taxes were as follows:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Income before income taxes:
U.S. operations	$590.3	$365.9	$223.9
Foreign operations	60.8	367.4	418.9

Income before income taxes	$651.1	$733.3	$642.8

The provisions for income taxes were as follows:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Current:
U.S. federal	$46.6	$102.5	$83.5
U.S. state and local	5.3	8.7	3.4
Foreign	96.4	83.1	119.4
	148.3	194.3	206.3

Deferred:
U.S. federal	5.9	(25.8)	(33.3)
U.S. state and local	2.1	0.9	(0.3)
Foreign	(27.1)	1.0	(5.4)
	(19.1)	(23.9)	(39.0)

Income tax provision	$129.2	$170.4	$167.3

The reasons for the differences between the provision for income taxes and income taxes using the U.S. federal income tax rate were as follows:

	Year Ended December 31,
	2011	2010	2009

U.S. federal statutory rate	35.00%	35.00%	35.00%
State and local income taxes	1.03	1.02	0.38
Foreign statutory rate differential	(7.30)	(9.62)	(7.26)
Change in valuation allowance on deferred tax assets	(8.89)	6.76	1.99
Nondeductible expenses	2.47	1.64	1.54
Net U.S. tax on foreign source income	(1.67)	(9.52)	(5.00)
All other	(0.80)	(2.05)	(0.62)

Total	19.84%	23.23%	26.03%

Total income taxes paid (dollars in millions)	$121.2	$198.2	$231.2

Components of deferred tax assets (liabilities) were as follows:

	December 31,
(dollars in millions)	2011	2010

Deferred tax liabilities:
Plant and equipment	$(137.6)	$(70.1)
Inventory	(4.5)	(14.0)
Convertible debentures	–	(2.5)
Intangible assets	(90.7)	(79.0)
Other	(9.3)	(10.1)
Total deferred tax liabilities	(242.1)	(175.7)

Deferred tax assets:
Postretirement benefits other than pensions	9.5	10.3
Reserves and accruals	120.4	60.7
Net operating losses and tax credits	102.0	153.7
Pensions	16.6	16.1
Other	22.0	21.0

Total deferred tax assets	270.5	261.8

Valuation allowance	(29.7)	(96.2)

Net deferred tax liabilities	$(1.3)	$(10.1)

Changes in the Company's unrecognized tax benefits were as follows:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Balance at beginning of year	$68.4	$60.4	$46.6
Increases due to tax positions taken prior to the fiscal year	4.2	1.0	26.1
Increases due to tax positions taken during the fiscal year	76.1	5.2	12.7
Decreases relating to settlements with tax authorities	(2.3)	(0.3)	(27.6)
Decreases resulting from the lapse of applicable statutes of limitation	(0.1)	(0.2)	(1.4)
Net increase due to translation and interest	2.1	2.3	4.0

Balance at end of year	$148.4	$68.4	$60.4

The Company has $33.6 million in unrecognized tax benefits which are expected to be settled during the next twelve-month period as a result of the conclusion of various income tax audits or due to the expiration of the applicable statute of limitations. The Company is not currently aware of any material amounts included as unrecognized tax benefits at December 31, 2011 that, if recognized, would not impact the Company's effective income tax rate.
There were no material payments for interest or penalties for the years ended December 31, 2011, 2010 or 2009. Also, there were no material accruals for unpaid interest or penalties at December 31, 2011 or 2010.
The Company and its subsidiaries file income tax returns in the United States, various domestic states and localities and in many foreign jurisdictions. The earliest years' tax returns filed by the Company that are still subject to examination by authorities in the major tax jurisdictions are as follows:

United States	United Kingdom	Canada	France	Germany	Norway	Singapore	Italy
2000	2007	2006	2006	2008	2010	2004	2007

At December 31, 2011, the Company had net operating loss and credit carryforwards in numerous jurisdictions with various expiration periods, including certain jurisdictions which have no expiration period. The Company had a valuation allowance of $29.7 million as of December 31, 2011 against these net operating loss and credit carryforwards and other deferred tax assets.  Primarily due to utilization of prior year losses incurred in certain jurisdictions and utilization of excess foreign tax credits incurred in the U.S., valuation allowances decreased in 2011 by $57.9 million with a corresponding offset in the Company's income tax expense.   The valuation allowance increased in 2010 by $49.6 million and increased in 2009 by $12.9 million, with a corresponding offset in the Company's income tax expense, primarily due to losses incurred in certain jurisdictions and excess foreign tax credits incurred in the U.S.  Certain valuation allowances are recorded in the non-U.S. dollar functional currency of the respective operation and the U.S. dollar equivalent reflects the effects of translation. The valuation allowance decreased by $2.6 million in 2011 and increased by $0.5 million in 2010 and $4.5 million in 2009 due to translation.  In addition, the valuation allowance decreased by $6.0 million in 2011 to reflect the Company's determination that certain losses incurred have no possibility of being utilized; therefore, the deferred tax asset and corresponding valuation allowance have been removed from the components of deferred taxes.

The Company has considered all available evidence in assessing the need for the valuation allowance, including future taxable income, future foreign source income, and ongoing prudent and feasible tax planning strategies. In the event the Company were to determine that it would not be able to realize all or part of its net deferred tax assets in the future, an adjustment to the net deferred tax assets would be charged to income in the period such determination was made.
The tax benefit that the Company receives with respect to certain stock compensation plan transactions is credited to capital in excess of par value and does not reduce income tax expense. This benefit amounted to $4.9 million, $17.4 million and $9.7 million in 2011, 2010 and 2009, respectively.
The Company considers all unremitted earnings of its foreign subsidiaries, except certain amounts primarily earned before 2003, certain amounts earned during 2009, certain amounts earned by NATCO, and amounts previously subjected to tax in the U.S., to be permanently reinvested. An estimate of the amounts considered permanently reinvested is $4.4 billion. It is not practical for the Company to compute the amount of additional U.S. tax that would be due on this amount. The Company has provided deferred income taxes on the earnings that the Company anticipates will be remitted.
The Company operates in jurisdictions, primarily Singapore and Malaysia, in which it has been granted tax holidays. The benefit of these holidays for 2011 and 2010 was approximately $2.3 million and $9.5 million, respectively, and was not material in 2009.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity
Note 13: Stockholders' Equity

Common Stock
In December 2011, the Board of Directors adopted a resolution allowing for the repurchase of shares of the Company's common stock up to an amount of $500.0 million.  This authorization superceded and replaced all previous authorizations.  The Company, under this authorization, may purchase shares directly or indirectly by way of open market transactions or structured programs, including the use of derivatives, for the Company's own account or through commercial banks or financial institutions.
Changes in the number of shares of the Company's outstanding stock for the last three years were as follows:

	Common Stock	Treasury Stock	Shares Outstanding

Balance - December 31, 2008	236,316,873	(19,424,120)	216,892,753

Purchase of treasury stock	−	(935,178)	(935,178)
Stock issued related to the NATCO acquisition	23,637,708	237,323	23,875,031
Stock issued under stock compensation plans	−	1,668,217	1,668,217
Stock issued upon conversion of the 1.5% Convertible Debentures	3,156,891	−	3,156,891

Balance - December 31, 2009	263,111,472	(18,453,758)	244,657,714

Purchase of treasury stock	–	(3,176,705)	(3,176,705)
Stock issued under stock compensation plans	–	2,432,821	2,432,821

Balance - December 31, 2010	263,111,472	(19,197,642)	243,913,830

Purchase of treasury stock	–	(49,000)	(49,000)
Stock issued under stock compensation plans	–	1,667,245	1,667,245

Balance - December 31, 2011	263,111,472	(17,579,397)	245,532,075

     At December 31, 2011, 11,149,841 shares of unissued common stock were reserved for future issuance under various stock compensation plans.

Preferred Stock
The Company is authorized to issue up to 10.0 million shares of preferred stock, par value of $.01 per share.  Shares of preferred stock may be issued in one or more series of classes, each of which series or class shall have such distinctive designation or title and terms as shall be fixed by the Board of Directors of the Company prior to issuance of any shares.

Retained Earnings
Delaware law, under which the Company is incorporated, provides that dividends may be declared by the Company's Board of Directors from a current year's earnings as well as from the total of capital in excess of par value plus the retained earnings, which amounted to approximately $5.4 billion at December 31, 2011.

Accumulated Other Elements of Comprehensive Income	12 Months Ended
Dec. 31, 2011
Accumulated Other Elements of Comprehensive Income [Abstract]
Accumulated Other Elements of Comprehensive Income
Note 14: Accumulated Other Elements of Comprehensive Income (Loss)
Accumulated other elements of comprehensive income (loss) comprised the following:

	December 31,
(dollars in millions)	2011	2010

Accumulated foreign currency translation gain (loss)	$(28.7)	$31.5
Prior service credits, net, related to the Company's pension and postretirement benefit plans	4.1	4.3
Actuarial losses, net, related to the Company's pension and postretirement benefit plans	(60.3)	(55.8)
Change in fair value of derivatives accounted for as cash flow hedges and other, net of tax	(5.9)	(7.1)

	$(90.8)	$(27.1)

Business Segments	12 Months Ended
Dec. 31, 2011
Business Segments [Abstract]
Business Segments
Note 15: Business Segments
    The Company's operations are organized into three separate business segments - DPS, V&M and PCS.
    The DPS segment includes businesses that provide systems and equipment used to control pressures and direct flows of oil and gas wells. Products include surface and subsea production systems, blowout preventers, drilling and production control systems, block valves, gate valves, actuators, chokes, wellheads, manifolds, drilling risers, top drives, draw works, mud pumps, other rig products and aftermarket parts and services.
The V&M segment includes businesses that provide valves and measurement systems primarily used to control, direct and measure the flow of oil and gas as they are moved from individual wellheads through flow lines, gathering lines and transmission systems to refineries, petrochemical plants and industrial centers for processing. Products include gate valves, ball valves, butterfly valves, Orbit valves, double block and bleed valves, plug valves, globe valves, check valves, actuators, chokes and aftermarket parts and services as well as measurement products such as totalizers, turbine meters, flow computers, chart recorders, ultrasonic flow meters and sampling systems.
The PCS segment includes businesses that provide oil and gas separation equipment, heaters, dehydration and desalting units, gas conditioning units, membrane separation systems, water processing systems, reciprocating and integrally geared centrifugal compression equipment and related aftermarket parts and services for the energy industry and for manufacturing companies and chemical process industries worldwide.
The Company's primary customers are oil and gas majors, national oil companies, independent producers, engineering and construction companies, drilling contractors, rental companies, geothermal energy and independent power producers, pipeline operators, major chemical, petrochemical and refining companies, natural gas processing and transmission companies, compression leasing companies, durable goods manufacturers, utilities and air separation companies.
The Company markets its equipment through a worldwide network of sales and marketing employees supported by agents and distributors in selected international locations. Due to the extremely technical nature of many of the products, the marketing effort is further supported by a staff of engineering employees.
The Company expenses all research and product development and enhancement costs as incurred, or if incurred in connection with a product ordered by a customer, when the revenue associated with the product is recognized. For the years ended December 31, 2011, 2010 and 2009, the Company incurred research and product development costs, including costs incurred on projects designed to enhance or add to its existing product offerings, totaling approximately $60.6 million, $55.2 million and $43.3 million, respectively. DPS accounted for 59%, 59% and 46% of each respective year's total costs.
Summary financial data by segment follows:
	Year Ended December 31, 2011
(dollars in millions)	DPS	V&M	PCS	Corporate & Other	Consolidated

Revenues	$4,061.5	$1,663.0	$1,234.5	$–	$6,959.0
Depreciation and amortization	$111.4	$40.3	$37.9	$17.0	$206.6
Interest, net	$–	$–	$–	$84.0	$84.0
Income (loss) before income taxes	$685.6	$294.1	$116.0	$(444.6)	$651.1
Capital expenditures	$255.6	$34.8	$21.6	$76.1	$388.1
Total assets	$4,784.5	$1,524.6	$2,101.9	$950.7	$9,361.7

	Year Ended December 31, 2010
(dollars in millions)	DPS	V&M	PCS	Corporate & Other	Consolidated

Revenues	$3,718.3	$1,273.3	$1,143.2	$–	$6,134.8
Depreciation and amortization	$93.0	$42.4	$54.9	$11.3	$201.6
Interest, net	$–	$–	$–	$78.0	$78.0
Income (loss) before income taxes	$666.7	$188.0	$131.9	$(253.3)	$733.3
Capital expenditures	$104.6	$35.3	$19.7	$41.1	$200.7
Total assets	$3,570.1	$1,299.7	$1,750.8	$1,384.5	$8,005.1

	Year Ended December 31, 2009
(dollars in millions)	DPS	V&M		PCS	Corporate & Other		Consolidated

Revenues	$3,110.5		$1,194.7	$918.0	$	−	$5,223.2
Depreciation and amortization	$84.8		$36.2	$22.0		$13.6	$156.6
Interest, net	$–	$	−	$–		$86.5	$86.5
Income (loss) before income taxes	$574.7		$211.3	$147.4		$(290.6)	$642.8
Capital expenditures	$171.8		$50.0	$14.9		$4.2	$240.9
Total assets	$3,345.0		$1,181.3	$1,837.8		$1,361.3	$7,725.4

For internal management reporting, and therefore in the above segment information, Corporate and Other includes expenses associated with the Company's Corporate office, as well as all of the Company's interest income, interest expense, certain litigation expense managed by the Company's General Counsel, foreign currency gains and losses from certain intercompany lending activities managed by the Company's centralized Treasury function, all of the restructuring expense and acquisition-related costs for the Company, and all of the Company's stock compensation expense. Consolidated interest income and expense are treated as a Corporate item because cash equivalents, short-term investments and debt, including location, type, currency, etc., are managed on a worldwide basis by the Corporate Treasury Department. In addition, income taxes are managed on a worldwide basis by the Corporate Tax Department and are therefore treated as a corporate item.

Revenue by shipping location and long-lived assets by country were as follows:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Revenues:
United States	$3,868.2	$3,281.5	$2,551.3
United Kingdom	741.2	1,041.0	663.4
Other foreign countries	2,349.6	1,812.3	2,008.5

Total revenues	$6,959.0	$6,134.8	$5,223.2

	December 31,
(dollars in millions)	2011	2010	2009

Long-lived assets:
United States	$2,411.8	$1,896.6	$1,769.3
United Kingdom	167.4	197.7	232.8
Other foreign countries	845.4	885.3	899.5

Total long-lived assets	$3,424.6	$2,979.6	$2,901.6

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings per share [Abstract]
Earnings Per Share
Note 16: Earnings Per Share
    The calculation of basic and diluted earnings per share for each period presented was as follows:

	Year Ended December 31,
(amounts in millions, except per share data)	2011	2010	2009

Net income	$521.9	$562.9	$475.5

Average shares outstanding (basic)	245.0	243.1	221.4
Common stock equivalents	2.1	2.4	2.2
Incremental shares from assumed conversion of convertible debentures	2.1	2.0	1.4

Shares utilized in diluted earnings per share calculation	249.2	247.5	225.0

Earnings per share:
Basic	$2.13	$2.32	$2.15
Diluted	$2.09	$2.27	$2.11

The Company's 2.5% Convertible Debentures were included in the calculation of diluted earnings per share for the years ended December 31, 2011, 2010 and 2009, since the average price of the Company's common stock exceeded the conversion price of the debentures during all or a portion of each year.  See Note 10 of the Notes to Consolidated Financial Statements for further information regarding conversion and repurchase of these debentures during 2011.

Summary of Non-cash Operating, Investing and Financing Activities	12 Months Ended
Dec. 31, 2011
Summary of Non-cash Operating, Investing and Financing Activities [Abstract]
Summary of Non-cash Operating, Investing and Financing Activities
Note 17: Summary of Non-cash Operating, Investing and Financing Activities

    The effect on net assets of non-cash operating, investing and financing activities was as follows:

(dollars in millions)	2011	2010	2009

Impact on net assets of indemnity settlement with BP Exploration and Production, Inc.	$(82.5)	$–	$–
Net assets of NATCO acquired in exchange for Cameron common stock, excluding net cash acquired	$–	$–	$954.1
NATCO purchase price allocation adjustment	$–	$(16.9)	$–
Tax benefit of stock compensation plan transactions	$4.9	$17.4	$9.7
Change in fair value of derivatives accounted for as cash flow hedges, net of tax	$(5.2)	$(6.1)	$11.3
Actuarial gain (loss) and impact of plan amendments, net, related to defined benefit pension and postretirement benefit plans	$(7.7)	$4.5	$(23.0)

Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments [Abstract]
Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments
Note 18: Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments

Off-Balance Sheet Risk and Guarantees
At December 31, 2011, the Company was contingently liable with respect to approximately $724.9 million of bank guarantees and standby letters of credit issued on its behalf by major domestic and international financial institutions in connection with the delivery, installation and performance of the Company's products under contract with customers throughout the world. The Company was also liable to these financial institutions for financial letters of credit and other guarantees issued on its behalf totaling nearly $52.6 million, which provide security to third parties relating to the Company's ability to meet specified financial obligations, including payment of leases, customs duties, insurance and other matters. Additionally, the Company was liable for approximately $31.4 million of insurance bonds at December 31, 2011 relating to the requirements in certain foreign jurisdictions where the Company does business that the Company hold insurance bonds rather than bank guarantees.
    The Company's other off-balance sheet risks were not material at December 31, 2011.

Concentrations of Credit Risk and Major Customers
    Apart from its normal exposure to its customers, who are predominantly in the energy industry, the Company had no significant concentrations of credit risk at December 31, 2011. The Company typically does not require collateral for its customer trade receivables.  Allowances for doubtful accounts are recorded for estimated losses that may result from the inability of customers to make required payments.  See Note 4 of the Notes to Consolidated Financial Statements for additional information.
During 2011 and 2009, no individual customer accounted for more than 10% of the Company's consolidated revenues.  Largely as a result of major subsea project activity levels, revenue from a major customer of each of the Company's segments accounted for approximately 12% of the Company's consolidated 2010 revenues.

Fair Value of Financial Instruments
The Company's financial instruments consist primarily of cash and cash equivalents, short-term investments, trade receivables, trade payables, derivative instruments and debt instruments. The book values of trade receivables, trade payables and floating-rate debt instruments are considered to be representative of their respective fair values.
Following is a summary of the Company's financial instruments which have been valued at fair value in the Company's Consolidated Balance Sheets at December 31, 2011 and 2010:

	Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1)		Fair Value Based on Significant Other Observable Inputs (Level 2)		Fair Value Based on Significant Unobservable Inputs (Level 3)		Total
(dollars in millions)	2011	2010	2011	2010	2011	2010	2011	2010

Cash and cash equivalents:
Cash	$491.7	$448.7	$–	$–	$–	$–	$491.7	$448.7
Money market funds	133.4	266.3	–	–	–	–	133.4	266.3
Commercial paper	–		140.4	778.7	–	–	140.4	778.7
U.S. treasury securities	–	162.7	–	–	–	–	–	162.7
U.S. non-governmental agency asset-backed securities	–	–	27.8	137.1	–	–	27.8	137.1
U.S. corporate obligations	29.1	–	–	–	–	–	29.1	–
Non-U.S. bank and other obligations	76.5	39.0	–	–	–	–	76.5	39.0
Short-term investments:
Commercial paper	–	–	213.5	–	–	–	213.5	–
U.S. Treasury securities	10.1	–	–	–	–	–	10.1	–
U.S. non-governmental agency asset-backed securities	–	–	77.3	–	–	–	77.3	–
U.S. corporate obligations	122.6	–	–	–	–	–	122.6	–
Derivatives, net asset (liability):
Foreign currency contracts	–	–	(13.8)	0.3	–	–	(13.8)	0.3
Interest rate contracts	–	–	1.4	4.8	–	–	1.4	4.8
	$863.4	$916.7	$446.6	$920.9	$–	$–	$1,310.0	$1,837.6

The amounts for cash equivalents were previously reported as being valued based on Level 1 market inputs.  It has been determined that the pricing methods for certain of these investments use significant other observable inputs and should be reported as Level 2.  This change had no impact on the reported fair value of cash equivalents for either of the periods presented.

Fair values for financial instruments utilizing level 2 inputs were determined from information obtained from third party pricing sources, broker quotes, calculations involving the use of market indices or mutual fund unit values determined based upon the valuation of the funds' underlying assets.

At December 31, 2011, the fair value of the Company's fixed-rate debt (based on Level 1 quoted market rates) was approximately $1.47 billion as compared to the $1.25 billion face value of the debt recorded, net of original issue discounts, in the Company's Consolidated Balance Sheet.  At December 31, 2010, the fair value of the Company's fixed-rate debt (based on Level 1 quoted market rates) was approximately $1.55 billion as compared to the $1.25 billion face value of the debt.

Derivative Contracts
In order to mitigate the effect of exchange rate changes, the Company will often attempt to structure sales contracts to provide for collections from customers in the currency in which the Company incurs its manufacturing costs. In certain instances, the Company will enter into foreign currency forward contracts to hedge specific large anticipated receipts or disbursements in currencies for which the Company does not traditionally have fully offsetting local currency expenditures or receipts. The Company was party to a number of long-term foreign currency forward contracts at December 31, 2011. The purpose of the majority of these contracts was to hedge large anticipated non-functional currency cash flows on major subsea, drilling, valve or other equipment contracts involving the Company's United States operations and its wholly-owned subsidiaries in Italy, Romania, Singapore and the United Kingdom. Many of these contracts have been designated as and are accounted for as cash flow hedges with changes in the fair value of those contracts recorded in accumulated other comprehensive income (loss) in the period such change occurs.  Certain other contracts, many of which are centrally managed, are intended to offset other foreign currency exposures but have not been designated as hedges for accounting purposes and, therefore, any change in the fair value of those contracts are reflected in earnings in the period such change occurs.  The Company determines the fair value of its outstanding foreign currency forward contracts based on quoted exchange rates for the respective currencies applicable to similar instruments.
The Company manages its debt portfolio to achieve an overall desired position of fixed and floating rates and employs interest rate swaps as a tool to achieve that goal.  At December 31, 2011, the Company was a party to three interest rate swaps which effectively reduce the Company's rate on $400.0 million of its 6.375% fixed rate borrowings to an effective fixed interest rate of approximately 5.49% through January 15, 2012, the maturity date of all three swaps.   Each of the swaps provide for semiannual interest payments and receipts each January 15 and July 15 and provide for resets of the 3-month LIBOR rate to the then existing rate each January 15, April 15, July 15 and October 15.  At December 31, 2011, the fair value of the interest rate swaps was reflected on the Company's consolidated balance sheet as an asset with the change in the fair value of the swaps reflected as an adjustment to the Company's consolidated interest expense.
Total gross volume bought (sold) by notional currency and maturity date on open derivative contracts at December 31, 2011 was as follows:

	Notional Amount Swaps	Notional Amount - Buy			Notional Amount - Sell
(in millions)	2012	2012	2013	Total	2012	2013	Total
FX Forward Contracts
Notional currency in:
EUR	–	123.7	11.3	135.0	(25.2)	–	(25.2)
GBP	–	34.0	–	34.0	(16.2)	–	(16.2)
RON	–	–	–	–	(10.0)	–	(10.0)
NOK	–	90.0	–	90.0	(37.2)	–	(37.2)
SGD	–	13.2	–	13.2	–	–	–
USD	–	48.5	–	48.5	(88.9)	(6.7)	(95.6)

Interest Rate Swaps
USD	800.0	–	–	–	–	–	–

The fair values of derivative financial instruments recorded in the Company's Consolidated Balance Sheets were as follows:

	December 31,
	2011		2010
(dollars in millions)	Assets	Liabilities	Assets	Liabilities

Derivatives designated as hedges:
Foreign exchange contracts –
Current	$1.9	$7.0	$0.7	$1.8
Non-current	–	0.6	–	–
Total derivatives designated as hedges	1.9	7.6	0.7	1.8

Derivatives not designated as hedges:
Foreign exchange contracts –
Current	2.5	10.6	1.4	–
Non-current	–	–	–	–

Interest rate swaps –
Current	1.4	–	–	–
Non-current	–	–	4.8	–
Total derivatives not designated as hedges	3.9	10.6	6.2	–

Total derivatives	$5.8	$18.2	$6.9	$1.8

The effects of derivative financial instruments on the Company's consolidated financial statements for the years ended December 31, 2011 and December 31, 2010 were as follows (dollars in millions):

	Effective Portion
Derivatives in Cash Flow Hedging Relationships	Amount of Pre-Tax Gain (Loss) Recognized in OCI on Derivatives at December 31,			Location of Gain (Loss) Reclassified from Accumulated OCI into Income	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income at December 31,
	2011	2010	2009		2011	2010	2009

Foreign exchange contracts	$(6.3)	$(9.0)	$17.9	Revenues	$2.2	$(4.9)	$(17.3)

				Cost of Goods sold	(9.4)	(11.8)	$(8.4)

				Depreciation expense	(0.1)	(0.1)	(0.1)

	$(6.3)	$(9.0)	$17.9		$(7.3)	$(16.8)	$(25.8)

The amount of pre-tax gain (loss) from the ineffective portion of derivatives designated as hedging instruments and from derivatives not designated as hedging instruments was:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Derivatives designated as hedging instruments:
Foreign currency contracts –
Cost of sales	$(0.8)	$(0.7)	$2.8

Derivatives not designated as hedging instruments:
Foreign currency contracts –
Cost of sales	(0.5)	2.7	1.1
Other costs	(9.3)	–	–

Equity call options –
Other costs	(12.2)	–	–

Interest rate swaps –
Interest, net	(0.2)	7.2	1.2
Total pre-tax gain (loss)	$(23.0)	$9.2	$5.1

Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Contingencies
Note 19: Contingencies

The Company is subject to a number of contingencies, including litigation, tax contingencies and environmental matters.

 Deepwater Horizon Matter
A blowout preventer (“BOP”) originally manufactured by the Company and delivered in 2001, and for which the Company was one of the suppliers of spare parts and repair services, was deployed by the drilling rig Deepwater Horizon when the rig experienced an explosion and fire resulting in bodily injuries and loss of life, the loss of the rig, and an unprecedented discharge of hydrocarbons into the Gulf of Mexico.
The Company was named as one of a number of defendants in over 350 suits asserting claims for personal injury, wrongful death, property damage, pollution and economic damages.  Most of these suits were consolidated into a single proceeding before a single Federal judge under rules governing multi-district litigation.  The consolidated case is styled: In Re: Oil Spill by the Oil Rig “Deep Water Horizon” in the Gulf of Mexico on April 20, 2010, MDL Docket No. 2179.  In addition, the defendants, including BP p.l.c. and certain of its subsidiaries, the operator and lease holder of Mississippi Canyon Block 252, Transocean Ltd. and certain of its affiliates, the rig owner and operator, Halliburton and the Company all asserted cross-claims against each other.  There are also a small number of cases filed in state courts which were not made part of the MDL proceedings.  The States of Alabama and Louisiana brought a claim for destruction of and/or harm to natural resources against those associated with this incident, including Cameron. The United States brought suit against BP and certain other parties associated with this incident for recovery under statutes such as the Oil Pollution Act of 1990 (OPA) and the Clean Water Act, which suit has been made part of the MDL proceedings.  The Company was not named as a defendant in this suit.  A shareholder derivative suit, Berzner vs. Erikson, et al., Cause No. 2010-71817, 190th District Court of Harris County, Texas, has been filed against the Company's directors in connection with this incident and its aftermath alleging the Company's directors failed to exercise their fiduciary duties regarding the safety and efficacy of its products.
On December 15, 2011, the Company entered into an agreement with BP Exploration and Production Inc. (BPXP), guaranteed by BP Corporation North America Inc., pursuant to which BPXP agreed to indemnify the Company for any and all current and future compensatory claims and to pay on behalf of the Company any and all such claims associated with or arising out of the Deepwater Horizon incident the Company otherwise would have been obligated to pay, including claims arising under the Oil Pollution Act, claims for natural resource damages and associated damage-assessment costs, and other claims arising from third parties.  The agreement does not provide indemnification of the Company against any fines, penalties, punitive damages or certain other potential non-compensatory claims levied on or awarded against Cameron individually, none of which Cameron presently considers to be a material financial risk.
Under the terms of the agreement, in return for this indemnity and obligation to pay, as well as a mutual release of claims, the Company paid $250 million to BPXP in January 2012, approximately $167.5 million of which was funded by Cameron's insurers.
Through December 31, 2011, the Company expensed legal fees of $73.2 million, including $13.9 million for estimated future costs of defense.  The Company is pursuing claims for an additional $50 million against one insurer which did not consent to and participate in the funding of the indemnity and settlement agreement.

 Other Litigation
The Company has been and continues to be named as a defendant in a number of multi-defendant, multi-plaintiff tort lawsuits. At December 31, 2011, the Company's consolidated balance sheet included a liability of approximately $8.9 million for such cases. The Company believes, based on its review of the facts and law, that the potential exposure from these suits will not have a material adverse effect on its consolidated results of operations, financial condition or liquidity.

Tax Contingencies
The Company has legal entities in over 50 countries. As a result, the Company is subject to various tax filing requirements in these countries. The Company prepares its tax filings in a manner which it believes is consistent with such filing requirements. However, some of the tax laws and regulations to which the Company is subject require interpretation and/or judgment. Although the Company believes the tax liabilities for periods ending on or before the balance sheet date have been adequately provided for in the financial statements, to the extent a taxing authority believes the Company has not prepared its tax filings in accordance with the authority's interpretation of the tax laws and regulations, the Company could be exposed to additional taxes.

Environmental Matters
The Company is currently identified as a potentially responsible party (PRP) with respect to two sites designated for cleanup under the Comprehensive Environmental Response Compensation and Liability Act (CERCLA) or similar state laws. One of these sites is Osborne, Pennsylvania (a landfill into which a predecessor of the PCS operation in Grove City, Pennsylvania deposited waste), where remediation is complete and remaining costs relate to ongoing ground water treatment and monitoring. The other is believed to be a de minimis exposure. The Company is also engaged in site cleanup under the Voluntary Cleanup Plan of the Texas Commission on Environmental Quality at former manufacturing locations in Houston and Missouri City, Texas. Additionally, the Company has discontinued operations at a number of other sites which have been active for many years. The Company does not believe, based upon information currently available, that there are any material environmental liabilities existing at these locations. At December 31, 2011, the Company's consolidated balance sheet included a noncurrent liability of approximately $5.6 million for environmental matters.
In 2001, the Company discovered that contaminated underground water from the former manufacturing site in Houston referenced above had migrated under an adjacent residential area. Pursuant to applicable state regulations, the Company notified the affected homeowners. Concerns over the impact on property values of the underground water contamination and its public disclosure led to a number of claims by homeowners.  The Company has settled these claims, primarily as a result of the settlement of a class action lawsuit, and is obligated to reimburse 197 homeowners for any diminution in value of their property due to contamination concerns at the time of the property's sale.
Based upon 2009 testing results of monitoring wells on the southeastern border of the plume, the Company notified 33 homeowners whose property is adjacent to the class area that their property may be affected.  The Company is taking remedial measures to prevent these properties from being affected.
The Company believes, based on its review of the facts and law, that any potential exposure from existing agreements as well as any possible new claims that may be filed with respect to this underground water contamination will not have a material adverse effect on its financial position or results of operations. The Company's consolidated balance sheet included a liability of approximately $11.9 million for these matters as of December 31, 2011.

Other Contingencies
The Company has been assessed with approximately $51.0 million of additional customs duties, penalties and interest by the government of Brazil as a result of the current customs audit for the years 2003-2010.  The Company has identified numerous errors in the assessment, the government has not provided appropriate supporting documentation for the assessment, and the Company believes a vast majority of this assessment will ultimately be proven to be incorrect.  As a result, the Company currently expects no material adverse impact on its results of operations or cash flows as a result of the ultimate resolution of this matter.  No amounts have been accrued for this assessment as of December 31, 2011 as no loss is currently considered probable.

Unaudited Quarterly Operating Results	12 Months Ended
Dec. 31, 2011
Unaudited Quarterly Operating Results [Abstract]
Unaudited Quarterly Operating Results
Note 20: Unaudited Quarterly Operating Results

Unaudited quarterly operating results were as follows:

	2011 (quarter ended)
(dollars in millions, except per share data)	March 31,	June 30,	September 30,	December 31,

Revenues	$1,501.3	$1,741.1	$1,685.9	$2,030.7
Revenues less cost of sales (exclusive of depreciation and amortization)	$443.4	$527.7	$549.3	$600.2
Other costs	$8.9	$20.1	$34.2	$114.2
Net income	$109.5	$148.0	$164.5	$99.9
Earnings per share:
Basic	$0.45	$0.60	$0.67	$0.41
Diluted	$0.43	$0.59	$0.67	$0.40

	2010 (quarter ended)
(dollars in millions, except per share data)	March 31,	June 30,	September 30,	December 31,

Revenues	$1,346.7	$1,452.7	$1,527.1	$1,808.3
Revenues less cost of sales (exclusive of depreciation and amortization)	$432.6	$468.0	$478.4	$543.4
Other costs	$10.3	$18.4	$10.4	$8.1
Net income	$120.4	$129.2	$148.7	$164.6
Earnings per share:
Basic	$0.49	$0.53	$0.61	$0.68
Diluted	$0.48	$0.52	$0.61	$0.66

Valuation and Qualifying Accounts and Reserves	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts and Reserves
Schedule II - Valuation and Qualifying Accounts
(dollars in millions)

		Additions
	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions (a)	Translation	Balance atend of period

YEAR ENDED DECEMBER 31, 2011:
Allowance for doubtful accounts	$14.0	$1.0	$0.3	$(5.2)	$(0.2)	$9.9
Allowance for obsolete and excessinventory	$68.0	$18.8	$2.0	$(6.0)	$(0.9)	$81.9
YEAR ENDED DECEMBER 31, 2010:
Allowance for doubtful accounts	$15.8	$(0.4)	$0.8	$(1.5)	$(0.7)	$14.0
Allowance for obsolete and excessinventory	$58.9	$15.0	$3.9	$(9.2)	$(0.6)	$68.0
YEAR ENDED DECEMBER 31, 2009:
Allowance for doubtful accounts	$9.6	$4.6	$4.8	$(3.8)	$0.6	$15.8
Allowance for obsolete and excessinventory	$49.6	$15.2	$(0.3)	$(7.3)	$1.7	$58.9
___________
(a)	Write-offs of uncollectible receivables, deductions for collections of previously reserved receivables and write-offs of obsolete inventory.

All other financial schedules are not required under the related instructions, or are inapplicable and therefore have been omitted.

Summary of Major Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Major Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation - The consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries. Investments from 20% to 50% in affiliated companies are accounted for using the equity method.

Estimates in Financial Statements
Estimates in Financial Statements - The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Such estimates include, but are not limited to, estimates of total contract profit or loss on certain long-term production contracts, estimated losses on accounts receivable, estimated realizable value on excess and obsolete inventory, contingencies, including tax contingencies, estimated liabilities for litigation exposures and liquidated damages, estimated warranty costs, estimates related to pension accounting, estimates related to the fair value of reporting units for purposes of assessing goodwill for impairment, estimated proceeds from assets held for sale and estimates related to deferred tax assets and liabilities, including valuation allowances on deferred tax assets. Actual results could differ materially from these estimates.

Revenue Recognition
Revenue Recognition - The Company generally recognizes revenue, net of sales taxes, once the following four criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery of the equipment has occurred or services have been rendered, (iii) the price of the equipment or service is fixed and determinable and (iv) collectibility is reasonably assured. For certain engineering, procurement and construction-type contracts, which typically include the Company's subsea and drilling systems and processing equipment contracts, revenue is recognized in accordance with accounting rules relating to construction-type and production-type contracts. Under this guidance, the Company recognizes revenue on these contracts using a units-of-completion method. Under the units-of-completion method, revenue and cost of sales are recognized once the manufacturing process is complete for each unit specified in the contract with the customer, including customer inspection and acceptance, if required by the contract.  This method requires the Company to make estimates regarding the total costs of the project, which impacts the amount of gross margin the Company recognizes in each reporting period.  The Company routinely, and at least quarterly, reviews its estimates relating to total estimated contract profit or loss and recognizes changes in those estimates as they are determined.  Revenue associated with change orders is not included in the calculation of estimated profit on a contract until approved by the customer.  Costs associated with unapproved change orders are deferred if (i) the customer acknowledges a change has occurred and (ii) it is probable that the costs will be recoverable from the customer.  If these two conditions are not met, the costs are included in the calculation of estimated profit on the project.  Anticipated losses on contracts are recorded in full in the period in which they become evident.
Approximately 26%, 36% and 28% of the Company's revenues for the years ended December 31, 2011, 2010 and 2009, respectively, were recognized under the accounting rules for construction-type and production-type contracts.

Shipping and Handling Costs
Shipping and Handling Costs - Shipping and handling costs are reflected in the caption entitled “Cost of sales (exclusive of depreciation and amortization shown separately below)” in the accompanying Consolidated Results of Operations statements.

Cash Equivalents and Short-Term Investments
Cash Equivalents and Short-Term Investments - Cash equivalents consist of highly liquid investments which are readily convertible to cash and have maturities of three months or less at the time of purchase.  Short-term investments consist primarily of commercial paper, U.S. Treasury securities, U.S. non-governmental agency asset-backed securities and corporate debt obligations that have maturities of more than three months but less than one year.  All of our short-term investments are classified as available-for-sale and recorded at fair value, with unrealized holding gains and losses recorded as a component of accumulated other comprehensive income (loss).

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts - The Company maintains allowances for doubtful accounts for estimated losses that may result from the inability of its customers to make required payments. Such allowances are based upon several factors including, but not limited to, historical experience, the length of time an invoice has been outstanding, responses from customers relating to demands for payment and the current and projected financial condition of specific customers.

Inventories
Inventories - Aggregate inventories are carried at cost or, if lower, net realizable value. On the basis of current costs, 55% of inventories at December 31, 2011 and 46% at December 31, 2010 are carried on the last-in, first-out (LIFO) method. For these locations, the use of LIFO results in a better matching of costs and revenues. The remaining inventories, which are generally located outside the United States and Canada, are carried on the first-in, first-out (FIFO) method. The Company provides a reserve for estimated inventory obsolescence or excess quantities on hand equal to the difference between the cost of the inventory and its estimated realizable value.

Plant and Equipment
Plant and Equipment - Property, plant and equipment, both owned and under capital lease, are carried at cost. Maintenance and repair costs are expensed as incurred. The cost of renewals, replacements and betterments is capitalized. The Company capitalizes software developed or obtained for internal use. Accordingly, the cost of third-party software, as well as the cost of third-party and internal personnel that are directly involved in application development activities, are capitalized during the application development phase of new software systems projects. Costs during the preliminary project stage and post-implementation stage of new software systems projects, including data conversion and training costs, are expensed as incurred. Depreciation and amortization is provided over the estimated useful lives of the related assets, or in the case of assets under capital leases, over the related lease term, if less, using the straight-line method. The estimated useful lives of the major classes of property, plant and equipment are as follows:

Estimated Useful Lives
Buildings and leasehold improvements	10-40years
Machinery, equipment and tooling	3-18years
Office furniture, software and other	3-10years

Goodwill
Goodwill -The Company reviews the carrying value of goodwill in accordance with accounting rules on impairment of goodwill, which require that the Company estimate the fair value of each of its reporting units annually, or when impairment indicators exist, and compare such amounts to their respective carrying values to determine if an impairment of goodwill is required.  Generally, this review is conducted during the first quarter of each annual period.  Based upon the most recent annual evaluation, no impairment of goodwill was required.  The estimated fair value of each reporting unit for the 2011, 2010 and 2009 evaluations was determined using discounted future expected cash flows (level 3 unobservable inputs) or other market-related valuation models consistent with the accounting guidance for fair-value measurements. Certain estimates and judgments are required in the application of the fair value models, including, but not limited to, estimates of future cash flows and the selection of a discount rate.  The Company's reporting units for goodwill impairment evaluation purposes are the Drilling, Surface, Subsea and Flow Control divisions of the DPS segment, the Engineered Valves, Distributed Valves, Process Valves, Measurement Systems divisions and the Aftermarket Services business of the V&M segment and the Process Systems, Reciprocating and Centrifugal Compression divisions of the PCS segment.

Intangible Assets
Intangible Assets - The Company's intangible assets, excluding goodwill, represent purchased patents, trademarks, customer lists and other identifiable intangible assets. The majority of intangible assets are amortized on a straight-line basis over the years expected to be benefited, generally ranging from 5 to 20 years. Such intangibles are tested for recoverability whenever events or changes in circumstances indicate that their carrying value may not be recoverable. As many areas of the Company's business rely on patents and proprietary technology, it has followed a policy of seeking patent protection both inside and outside the United States for products and methods that appear to have commercial significance. The costs of developing any intangibles internally, as well as costs of defending such intangibles, are expensed as incurred. No material impairment of intangible assets was required during the years ended December 31, 2011, 2010 or 2009.

Long-Lived Assets
Long-Lived Assets - In accordance with accounting rules for the impairment or disposal of long-lived assets, such assets, excluding goodwill and indefinite-lived intangibles, to be held and used by the Company are reviewed to determine whether any events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. For long-lived assets to be held and used, the Company bases its evaluation on impairment indicators such as the nature of the assets, the future economic benefit of the assets, any historical or future profitability measurements and other external market conditions or factors that may be present. If such impairment indicators are present or other factors exist that indicate the carrying amount of the asset may not be recoverable, the Company determines whether an impairment has occurred through the use of an undiscounted cash flow analysis of the asset at the lowest level for which identifiable cash flows exist. If an impairment has occurred, the Company recognizes a loss for the difference between the carrying amount and the fair value of the asset. Assets are classified as held for sale when the Company has a plan for disposal of such assets and those assets are stated at estimated fair value less estimated costs to sell.  No material impairment of long-lived assets was required during the years ended December 31, 2011, 2010 or 2009.

Product Warranty
Product Warranty - Estimated warranty costs are accrued either at the time of sale based upon historical experience or, in some cases, when specific warranty problems are encountered. Adjustments to the recorded liability are made periodically to reflect actual experience.

Contingencies
Contingencies - The Company accrues for costs relating to litigation, including litigation defense costs, claims, assessments and other contingent matters, including liquidated damage liabilities, when such liabilities become probable and reasonably estimable. Such estimates may be based on advice from third parties, amounts specified by contract, amounts designated by legal statute or management's judgment, as appropriate. Revisions to contingent liability reserves are reflected in income in the period in which different facts or information become known or circumstances change that affect the Company's previous assumptions with respect to the likelihood or amount of loss. Amounts paid upon the ultimate resolution of contingent liabilities may be materially different from previous estimates and could require adjustments to the estimated reserves to be recognized in the period such new information becomes known.

Income Taxes
Income Taxes - The asset and liability approach is used to account for income taxes by recognizing deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities. Income tax expense includes U.S. and foreign income taxes, including U.S. federal taxes on undistributed earnings of foreign subsidiaries to the extent such earnings are planned to be remitted. Taxes are not provided on the translation component of comprehensive income since the effect of translation is not considered to modify the amount of the earnings that are planned to be remitted.
The Company accounts for uncertainties in its income tax positions in accordance with income tax accounting rules.  Interest related to an underpayment of income taxes is reflected as a component of interest expense in the Consolidated Results of Operations statement. Penalties on a tax position taken by the Company are reflected as a component of income tax expense in the Consolidated Results of Operations statement. See Note 12 of the Notes to Consolidated Financial Statements for further discussion of the Company's income taxes.

Environmental Remediation and Compliance
Environmental Remediation and Compliance - Environmental remediation and postremediation monitoring costs are accrued when such obligations become probable and reasonably estimable. Such future expenditures are not discounted to their present value.

Pension and Postretirement Benefits Accounting
Pension and Postretirement Benefits Accounting - The Company recognizes the funded status of its defined benefit pension and other postretirement benefit plans in its Consolidated Balance Sheets.  The measurement date for all of the Company's plans was December 31, 2011.

Stock-Based Compensation
Stock-Based Compensation - At December 31, 2011, the Company had grants outstanding under seven stock-based employee compensation plans, which are described in further detail in Note 9 of the Notes to Consolidated Financial Statements. Compensation expense for the Company's stock-based compensation plans is measured using the fair value method required by accounting rules on stock compensation. Under this guidance, the fair value of stock option grants and restricted stock unit awards is amortized to expense using the straight-line method over the shorter of the vesting period or the remaining employee service period.

Derivative Financial Instruments
Derivative Financial Instruments - Consistent with accounting guidance for derivative instruments and hedging activities, the Company recognizes all derivative financial instruments as assets and liabilities on a gross basis and measures them at fair value.  Hedge accounting is only applied when the derivative is deemed highly effective at offsetting changes in anticipated cash flows of the hedged item or transaction. Changes in fair value of derivatives that are designated as cash flow hedges are deferred in accumulated other elements of comprehensive income until the underlying transactions are recognized in earnings, at which time any deferred hedging gains or losses are also recorded in earnings on the same line as the hedged item. Any ineffective portion of the change in the fair value of a derivative used as a cash flow hedge is recorded in earnings as incurred. The amounts recorded in earnings from ineffectiveness for the years ended December 31, 2011, 2010 and 2009 have not been material. The Company may at times also use forward or option contracts to hedge certain other foreign currency exposures. These contracts are not designated as hedges under the accounting guidance described above.  Therefore, the changes in fair value of these contracts are recognized in earnings as they occur and offset gains or losses on the related exposures.
The Company will also periodically use interest rate swaps to modify the interest characteristics of some or all of its fixed or floating rate debt.  As these interest rate swaps are not designated as hedges, changes in the fair value of these derivatives are recognized as an adjustment to interest expense as they occur.

Foreign Currency
Foreign Currency - For most subsidiaries and branches outside the U.S., the local currency is the functional currency.  The financial statements of these subsidiaries and branches are translated into U.S. dollars as follows: (i) assets and liabilities at year-end exchange rates; (ii) income, expenses and cash flows at monthly average exchange rates or exchange rates in effect on the date of the transaction; and (iii) stockholders' equity at historical exchange rates. For those subsidiaries for which the local currency is the functional currency, the resulting translation adjustment is recorded as a component of accumulated other elements of comprehensive income in the accompanying Consolidated Balance Sheets.
For certain other subsidiaries and branches, operations are conducted primarily in currencies other than the local currencies, which are therefore the functional currency. Non-functional currency monetary assets and liabilities are remeasured at ending exchange rates. Revenue, expense and gain and loss accounts of these foreign subsidiaries and branches are remeasured at average exchange rates or exchange rates in effect on the date of the transaction. Non-functional currency non-monetary assets and liabilities, and the related revenue, expense, gain and loss accounts are remeasured at historical rates.
Foreign currency gains and losses arising from monetary transactions denominated in a currency other than the functional currency of the entity involved are included in income. The effects of foreign currency transactions were a loss of $10.9 million for the year ended December 31, 2011, a gain of $11.9 million for the year ended December 31, 2010 and a loss of $19.4 million for the year ended December 31, 2009.

Summary of Major Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Major Accounting Policies [Abstract]
The estimated useful lives of the major classes of property, plant and equipment
The estimated useful lives of the major classes of property, plant and equipment are as follows:

Estimated Useful Lives
Buildings and leasehold improvements	10-40years
Machinery, equipment and tooling	3-18years
Office furniture, software and other	3-10years

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Preliminary purchase price allocation
These items are included in the Company's Consolidated Balance Sheet as of December 31, 2011 and are treated as non-cash additions, except for the cash cost of the acquisition, in the Company's Consolidated Cash Flows Statement for the year ended December 31, 2011.

Preliminary Allocation as of December 31, 2011 (dollars in millions)

Cash	$0.6
Accounts receivable	81.0
Inventory	253.7
Other current assets	14.0
Property, plant and equipment	60.7
Goodwill	119.3
Intangibles	60.7
Other non-current assets	4.7
Accounts payable and accrued liabilities	(219.7)
Total purchase price	$375.0

Other Costs (Tables)	12 Months Ended
Dec. 31, 2011
Other Costs [Abstract]
Schedule of Other Costs
Other costs consisted of the following:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Indemnity settlement with BP Exploration and Production Inc. (see Note 19)	$82.5	$–	$–
BOP litigation costs	60.7	12.5	–
Employee severance	5.7	8.8	61.0
NATCO acquisition integration costs	–	22.0	–
Mark-to-market impact on currency derivatives(1)	9.3	–	–
Costs associated with retiring the 2.5% convertible debentures	14.5	–	–
Acquisition and other restructuring costs	4.7	3.9	20.6
Total other costs	$177.4	$47.2	$81.6

(1) These derivatives have not been designated as accounting hedges.

Receivables (Tables)	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Receivables
Receivables consisted of the following:

	December 31,
(dollars in millions)	2011	2010

Trade receivables	$1,523.5	$991.2
Insurance company receivables related to the indemnity settlement with BP Exploration and Production Inc. (see Note 19)	167.5	–
Other receivables	76.2	78.9
Allowance for doubtful accounts	(9.9)	(14.0)

Total receivables	$1,757.3	$1,056.1

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
Inventories consisted of the following:

	December 31,
(dollars in millions)	2011	2010

Raw materials	$427.3	$166.5
Work-in-process	767.8	575.9
Finished goods, including parts and subassemblies	1,376.9	1,190.5
Other	12.5	12.1
	2,584.5	1,945.0
Excess of current standard costs over LIFO costs	(102.7)	(97.7)
Allowance for obsolete and excess inventory	(81.9)	(68.0)

Total inventories	$2,399.9	$1,779.3

Plant and Equipment, Goodwill and Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Plant and Equipment, Goodwill and Other Assets [Abstract]
Plant and equipment
Plant and equipment consisted of the following:

	December 31,
(dollars in millions)	2011	2010

Land and land improvements	$80.3	$73.8
Buildings	561.5	493.4
Machinery and equipment	1,208.0	1,040.9
Tooling, dies, patterns, etc.	189.6	148.3
Office furniture & equipment	156.9	140.0
Capitalized software	220.1	156.1
Assets under capital leases	54.3	46.2
Construction in progress	183.4	145.0
All other	33.9	42.2
	2,688.0	2,285.9
Accumulated depreciation	(1,187.9)	(1,038.1)

Total plant and equipment, net	$1,500.1	$1,247.8

Changes in goodwill
Changes in goodwill during 2011 were as follows:

(dollars in millions)	DPS	V&M	PCS	Total

Balance at December 31, 2010	$306.4	$322.8	$846.6	$1,475.8
Current year acquisitions	134.2	–	8.2	142.4
Translation and other	(2.9)	(2.4)	2.4	(2.9)

Balance at December 31, 2011	$437.7	$320.4	$857.2	$1,615.3

Other assets
Other assets consisted of the following:

	December 31,
(dollars in millions)	2011	2010

Deferred income taxes	$56.3	$41.2
Other intangibles:
Gross:
Customer lists	144.0	118.0
Patents and technology	123.0	102.3
Trademarks	64.2	53.2
Noncompete agreements, engineering drawings and other	103.6	82.6
Accumulated amortization	(125.6)	(100.1)
Other	52.2	51.4

Total other assets	$417.7	$348.6

Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consisted of the following:

	December 31,
(dollars in millions)	2011	2010

Indemnity settlement with BP Exploration and Production Inc. (see Note 19)	$250.0	$–
Trade accounts payable and accruals	718.8	571.3
Salaries, wages and related fringe benefits	209.9	190.2
Advances from customers	1,012.5	863.3
Sales-related costs and provisions	118.1	90.2
Payroll and other taxes	76.0	67.4
Product warranty	65.0	45.7
Fair market value of derivatives(1)	17.6	1.8
Other	201.8	186.1

Total accounts payable and accrued liabilities	$2,669.7	$2,016.0

(1)  Additional information relating to the Company's outstanding derivative contracts as of December 31, 2011 may be found in Note 18 of the Notes to Consolidated Financial Statements.

Company's Product Warranty Accruals
Activity during the year associated with the Company's product warranty accruals was as follows (dollars in millions):

Balance December 31, 2010	Warranty Provisions	Acquisitions	Charges Against Accrual	Translation and Other	Balance December 31, 2011

$45.7	$42.5	$21.3	$(44.0)	$(0.5)	$65.0

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Schedule of Defined Benefit Plans Disclosures
Total net benefit plan expense (income) associated with the Company's defined benefit pension and postretirement benefit plans consisted of the following:

	Pension Benefits			Postretirement Benefits
(dollars in millions)	2011	2010	2009	2011		2010		2009

Service cost	$3.1	$2.9	$2.7	$	−	$	−	$	−
Interest cost	15.9	15.1	14.1		0.6		0.9		0.5
Expected return on plan assets	(18.2)	(15.8)	(13.3)		−		−		−
Amortization of prior service cost (credit)	–	–	−		(1.3)		(0.9)		(0.9)
Amortization of losses (gains)	5.8	6.7	5.7		(0.9)		(1.2)		(1.9)
Other	0.3	–	0.3		−		−		−

Total net benefit plan expense (income)	$6.9	$8.9	$9.5		$(1.6)		$(1.2)		$(2.3)

Included in accumulated other elements of comprehensive income at December 31, 2011 and 2010 are the following amounts that have not yet been recognized in net periodic benefit plan cost, as well as the amounts that are expected to be recognized in net periodic benefit plan cost during the year ending December 31, 2012:

	December 31, 2011		December 31, 2010		Year Ending December 31, 2012
(dollars in millions)	Before Tax	After Tax	Before Tax	After Tax	Expected Amortization

Pension benefits:
Prior service credit	0.7	0.5	−	−	(0.1)
Actuarial losses, net	$(88.3)	$(65.8)	$(84.6)	$(61.4)	$5.9

Post retirement benefits:
Prior service credit	5.7	3.6	6.9	4.3	(1.3)
Actuarial gains	8.8	5.5	9.0	5.6	(0.9)

	$(73.1)	$(56.2)	$(68.7)	$(51.5)	$3.6

The change in the projected benefit obligation associated with the Company's defined benefit pension plans and the change in the accumulated benefit obligation associated with the Company's postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
(dollars in millions)	2011	2010	2011	2010

Benefit obligation at beginning of year	$282.4	$274.5	$15.6	$18.3
Service cost	3.1	2.9	−	−
Interest cost	15.9	15.1	0.6	0.9
Plan participants' contributions	1.0	0.9	−	−
Actuarial losses (gains)	7.1	5.8	(0.7)	1.2
Exchange rate changes	(0.2)	(8.5)	−	−
Benefits and expenses paid from plan assets	(12.2)	(8.3)	(1.4)	(1.9)
Plan amendments	(0.7)	−	−	(2.9)
Other	0.7	−	−	−

Benefit obligation at end of year	$297.1	$282.4	$14.1	$15.6

The total accumulated benefit obligation for the Company's defined benefit pension plans was $258.2 million and $244.6 million at December 31, 2011 and 2010, respectively.
The change in the plan assets associated with the Company's defined benefit pension and postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
(dollars in millions)	2011	2010	2011		2010

Fair value of plan assets at beginning of year	$261.3	$242.2	$	−	$	−
Actual return on plan assets	15.0	24.4		−		−
Company contributions	10.4	9.4		1.4		1.9
Plan participants' contributions	1.0	0.9		−		−
Exchange rate changes	0.1	(7.3)		−		−
Benefits and expenses paid from plan assets	(12.2)	(8.3)		(1.4)		(1.9)
Other	0.3	−		−		−

Fair value of plan assets at end of year	$275.9	$261.3	$	−	$	−

The status of the Company's underfunded defined benefit pension and postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
	December 31,		December 31,
(dollars in millions)	2011	2010	2011	2010

Underfunded status at end of year:
Current	$(0.2)	$(0.2)	$(1.9)	$(2.2)
Non-current	(21.0)	(20.9)	(12.2)	(13.4)

Underfunded status at end of year	$(21.2)	$(21.1)	$(14.1)	$(15.6)

Actual asset investment allocations for the Company's main defined benefit pension plan in the United Kingdom, which accounts for approximately 97% of total plan assets, were as follows:

	Pension Benefits
	2011	2010

U.K. plan:
Equity securities	53%	54%
Fixed income debt securities, cash and other	47%	46%

The fair values of the Company's pension plan assets by asset category at December 31, 2011 and 2010 were as follows:

	Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1)		Fair Value Based on Significant Other Observable Inputs (Level 2)		Fair Value Based on Significant Unobservable Inputs (Level 3)		Total
(dollars in millions)	2011	2010	2011	2010	2011	2010	2011	2010

Cash and cash equivalents	$1.9	$10.2	$–	$–	$–	$–	$1.9	$10.2
Equity securities:
US equities	–	–	58.3	52.7	–	–	58.3	52.7
Non-U.S. equities	–	37.3	82.3	47.4	–	–	82.3	84.7
Bonds:
Non-US government bonds	–	–	89.9	21.0	–	–	89.9	21.0
Non-US corporate bonds	–	–	23.8	74.4	–	–	23.8	74.4
Alternative investments:
Insurance contracts	–	–	–	–	8.0	7.3	8.0	7.3
Real estate and other	–	–	–	–	11.7	11.0	11.7	11.0
Total assets	$1.9	$47.5	$254.3	$195.5	$19.7	$18.3	$275.9	$261.3

The weighted-average assumptions associated with the Company's defined benefit pension and postretirement benefit plans were as follows:

	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010

Assumptions related to net benefit costs:
U.S. plans:
Discount rate	4.10%	5.03%	4.10%	5.03%
Health care cost trend rate	–	–	9.0%	9.0%
Measurement date	1/1/2011	1/1/2010	1/1/2011	1/1/2010

Foreign plans:
Discount rate	5.50%	5.50-5.75%	–	–
Expected return on plan assets	4.75-6.75%	5.50-6.75%	–	–
Rate of compensation increase	3.00-4.50%	3.00-4.50%	–	–
Measurement date	1/1/2011	1/1/2010	–	–

Assumptions related to end-of-period benefit obligations:
U.S. plans:
Discount rate	3.50%	4.10%	3.50%	4.10%
Health care cost trend rate	–	–	9.0%	9.0%
Measurement date	12/31/2011	12/31/2010	12/31/2011	12/31/2010

Foreign plans:
Discount rate	5.00-5.75%	5.50%	–	–
Rate of compensation increase	3.00-4.25%	3.00-4.50%	–	–
Measurement date	12/31/2011	12/31/2010	–	–

Future expected benefit payments are as follows:

(dollars in millions)	Pension Benefits	Postretirement Benefits

Year ended December 31:
2012	$12.3	$1.9
2013	$12.6	$1.8
2014	$12.9	$1.6
2015	$13.2	$1.5
2016	$13.5	$1.3
2017 - 2021	$72.3	$4.8

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Changes in the fair value of pension plan assets determined based on level 3 unobservable inputs were as follows:

	Year Ended December 31,
(dollars in millions)	2011	2010
Balance at beginning of the year	$18.3	$9.3
Purchases/Sales, net	0.7	10.6
Actual return on plan assets	0.9	1.3
Reclassification of plan assets to Level 2	–	(2.1)
Currency impact	(0.2)	(0.8)
Balance at end of the year	$19.7	$18.3

Benefit Obligation In Excess of Plan Assets
Year-end amounts applicable to the Company's pension plans with projected benefit obligations in excess of plan assets and accumulated benefit obligations in excess of plan assets were as follows:

	Projected Benefit Obligation in Excess of Plan Assets		Accumulated Benefit Obligation in Excess of Plan Assets
	at December 31,		at December 31,
(dollars in millions)	2011	2010	2011	2010

Fair value of applicable plan assets	$275.9	$261.3	$11.2	$9.8
Projected benefit obligation of applicable plans	$297.1	$282.4	–	–
Accumulated benefit obligation of applicable plans	–	–	$20.7	$18.3

Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation Plans [Abstract]
Total compensation expense for all stock-based compensation plans
Stock-based compensation expense recognized was as follows:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Outstanding restricted and deferred stock unit and award grants	$25.6	$26.0	$18.5
Unvested outstanding stock option grants	11.1	8.5	9.2

Total stock-based compensation expense	$36.7	$34.5	$27.7

Summary of activity in all stock based compensation plans
A summary of option activity under the Company's stock compensation plans as of and for the year ended December 31, 2011 is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (dollars in millions)

Outstanding at January 1, 2011	6,253,118	$34.72	5.30	$100.1
Granted	725,071	51.24
Exercised	(1,176,125)	27.48
Forfeited	(24,108)	39.80
Expired	(20,500)	11.57

Outstanding at December 31, 2011	5,757,456	$38.36	4.55	$63.8

Vested at December 31, 2011 or expected to vest in the future	5,735,564	$38.33	4.53	$63.8

Exercisable at December 31, 2011	3,813,517	$34.78	3.22	$54.9

The fair values per share of option grants for the years ended December 31, 2011, 2010 and 2009 were estimated using the Black-Scholes-Merton option pricing formula with the following weighted-average assumptions:

	Year Ended December 31,
	2011	2010	2009

Expected life (in years)	2.8	2.5	2.4
Risk-free interest rate	0.38%	0.46%	1.1%
Volatility	42.6%	43.8%	32.0%
Expected dividend yield	0.0%	0.0%	0.0%

    The Company determined the assumptions involving the expected life of its options and volatility rates based primarily on historical data and consideration of expectations for the future.
The above assumptions and market prices of the Company's common stock at the date of option exercises resulted in the following values:

	Year Ended December 31,
	2011	2010	2009

Grant-date fair value per option	$14.47	$11.78	$8.10
Intrinsic value of options exercised (dollars in millions)	$31.5	$63.4	$23.5
Average intrinsic value per share of options exercised	$26.79	$22.46	$19.26

A summary of restricted and deferred stock unit award activity under the Company's stock compensation plans as of and for the year ended December 31, 2011 is presented below:

Restricted and Deferred Stock Units	Number	Weighted-Average Grant Date Fair Value

Nonvested at January 1, 2011	1,941,399	$35.02
Granted	682,246	50.67
Vested	(661,146)	50.89
Forfeited	(53,144)	38.99

Nonvested at December 31, 2011	1,909,355	$30.25

Total unrecognized compensation expense for all stock-based compensation plans

At
December 31, 2011

Stock-based compensation cost not yet recognized under the straight-line method (dollars in millions)	$18.1

Weighted-average remaining expense recognition period (in years)	1.85

At December 31, 2011

Stock-based compensation cost not yet recognized under the straight-line method (dollars in millions)	$34.7

Weighted-average remaining expense recognition period (in years)	1.56

Restricted and deferred stock units granted and vesting
Information on restricted and deferred stock units granted and vesting during the three years ended December 31, 2011 follows:

	Year Ended December 31,
	2011	2010	2009

Number of units granted with performance conditions	139,191	211,804	–
Intrinsic value of units vesting (dollars in millions)	$36.9	$29.2	$11.0
Total number of units granted	682,246	806,041	616,904
Weighted average grant date fair value per unit	$50.67	$41.81	$25.44

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Debt Obligations
The Company's debt obligations were as follows:

	December 31,
(dollars in millions)	2011	2010

Senior notes:
Floating rate notes due June 2, 2014	$250.0	$–
6.375% notes due July 15, 2018	450.0	450.0
4.5% notes due June 1, 2021	250.0	–
7.0% notes due July 15, 2038	300.0	300.0
5.95% notes due June 1, 2041	250.0	–
Unamortized original issue discount	(3.8)	(1.8)
Convertible debentures:
2.5% notes due June 15, 2026	–	500.0
Unamortized discount	–	(6.9)
Other debt	70.0	37.5
Obligations under capital leases	18.6	14.0
	1,584.8	1,292.8
Current maturities	(10.6)	(519.9)
Long-term maturities	$1,574.2	$772.9

Interest expensed and paid
Information on interest expensed and paid during the three years ended December 31, 2011 was as follows:

	Year Ended December 31
(dollars in millions)	2011	2010	2009

Interest expensed	$92.4	$82.2	$92.4
Interest paid	$102.8	$73.0	$82.0

Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Future minimum lease payments for capital leases and noncancelable operating leases
Future minimum lease payments with respect to capital leases and operating leases with noncancelable terms in excess of one year were as follows:

(dollars in millions)	Capital Lease Payments	Operating Lease Payments

Year ending December 31:
2012	$7.5	$56.2
2013	5.5	49.7
2014	4.3	48.8
2015	2.1	37.3
2016	0.2	42.6
Thereafter	0.2	75.6

Future minimum lease payments	19.8	310.2
Less: amount representing interest	(1.2)	–

Lease obligations at December 31, 2011	$18.6	$310.2

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Tax Disclosure
The components of income before income taxes were as follows:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Income before income taxes:
U.S. operations	$590.3	$365.9	$223.9
Foreign operations	60.8	367.4	418.9

Income before income taxes	$651.1	$733.3	$642.8

The provisions for income taxes were as follows:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Current:
U.S. federal	$46.6	$102.5	$83.5
U.S. state and local	5.3	8.7	3.4
Foreign	96.4	83.1	119.4
	148.3	194.3	206.3

Deferred:
U.S. federal	5.9	(25.8)	(33.3)
U.S. state and local	2.1	0.9	(0.3)
Foreign	(27.1)	1.0	(5.4)
	(19.1)	(23.9)	(39.0)

Income tax provision	$129.2	$170.4	$167.3

The reasons for the differences between the provision for income taxes and income taxes using the U.S. federal income tax rate were as follows:

	Year Ended December 31,
	2011	2010	2009

U.S. federal statutory rate	35.00%	35.00%	35.00%
State and local income taxes	1.03	1.02	0.38
Foreign statutory rate differential	(7.30)	(9.62)	(7.26)
Change in valuation allowance on deferred tax assets	(8.89)	6.76	1.99
Nondeductible expenses	2.47	1.64	1.54
Net U.S. tax on foreign source income	(1.67)	(9.52)	(5.00)
All other	(0.80)	(2.05)	(0.62)

Total	19.84%	23.23%	26.03%

Total income taxes paid (dollars in millions)	$121.2	$198.2	$231.2

Components of deferred tax assets (liabilities) were as follows:

	December 31,
(dollars in millions)	2011	2010

Deferred tax liabilities:
Plant and equipment	$(137.6)	$(70.1)
Inventory	(4.5)	(14.0)
Convertible debentures	–	(2.5)
Intangible assets	(90.7)	(79.0)
Other	(9.3)	(10.1)
Total deferred tax liabilities	(242.1)	(175.7)

Deferred tax assets:
Postretirement benefits other than pensions	9.5	10.3
Reserves and accruals	120.4	60.7
Net operating losses and tax credits	102.0	153.7
Pensions	16.6	16.1
Other	22.0	21.0

Total deferred tax assets	270.5	261.8

Valuation allowance	(29.7)	(96.2)

Net deferred tax liabilities	$(1.3)	$(10.1)

Changes in the Company's unrecognized tax benefits were as follows:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Balance at beginning of year	$68.4	$60.4	$46.6
Increases due to tax positions taken prior to the fiscal year	4.2	1.0	26.1
Increases due to tax positions taken during the fiscal year	76.1	5.2	12.7
Decreases relating to settlements with tax authorities	(2.3)	(0.3)	(27.6)
Decreases resulting from the lapse of applicable statutes of limitation	(0.1)	(0.2)	(1.4)
Net increase due to translation and interest	2.1	2.3	4.0

Balance at end of year	$148.4	$68.4	$60.4

Summary of Income Tax Examinations
The earliest years' tax returns filed by the Company that are still subject to examination by authorities in the major tax jurisdictions are as follows:

United States	United Kingdom	Canada	France	Germany	Norway	Singapore	Italy
2000	2007	2006	2006	2008	2010	2004	2007

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Changes in Number of Shares in Stockholders' Equity
Changes in the number of shares of the Company's outstanding stock for the last three years were as follows:

	Common Stock	Treasury Stock	Shares Outstanding

Balance - December 31, 2008	236,316,873	(19,424,120)	216,892,753

Purchase of treasury stock	−	(935,178)	(935,178)
Stock issued related to the NATCO acquisition	23,637,708	237,323	23,875,031
Stock issued under stock compensation plans	−	1,668,217	1,668,217
Stock issued upon conversion of the 1.5% Convertible Debentures	3,156,891	−	3,156,891

Balance - December 31, 2009	263,111,472	(18,453,758)	244,657,714

Purchase of treasury stock	–	(3,176,705)	(3,176,705)
Stock issued under stock compensation plans	–	2,432,821	2,432,821

Balance - December 31, 2010	263,111,472	(19,197,642)	243,913,830

Purchase of treasury stock	–	(49,000)	(49,000)
Stock issued under stock compensation plans	–	1,667,245	1,667,245

Balance - December 31, 2011	263,111,472	(17,579,397)	245,532,075

Accumulated Other Elements of Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Elements of Comprehensive Income [Abstract]
Components of accumulated other elements of comprehensive income (loss)
Accumulated other elements of comprehensive income (loss) comprised the following:

	December 31,
(dollars in millions)	2011	2010

Accumulated foreign currency translation gain (loss)	$(28.7)	$31.5
Prior service credits, net, related to the Company's pension and postretirement benefit plans	4.1	4.3
Actuarial losses, net, related to the Company's pension and postretirement benefit plans	(60.3)	(55.8)
Change in fair value of derivatives accounted for as cash flow hedges and other, net of tax	(5.9)	(7.1)

	$(90.8)	$(27.1)

Business Segments (Tables)	12 Months Ended
Dec. 31, 2011
Business Segments [Tables] [Abstract]
Schedule of Segment Reporting Information, by Segment
Summary financial data by segment follows:
	Year Ended December 31, 2011
(dollars in millions)	DPS	V&M	PCS	Corporate & Other	Consolidated

Revenues	$4,061.5	$1,663.0	$1,234.5	$–	$6,959.0
Depreciation and amortization	$111.4	$40.3	$37.9	$17.0	$206.6
Interest, net	$–	$–	$–	$84.0	$84.0
Income (loss) before income taxes	$685.6	$294.1	$116.0	$(444.6)	$651.1
Capital expenditures	$255.6	$34.8	$21.6	$76.1	$388.1
Total assets	$4,784.5	$1,524.6	$2,101.9	$950.7	$9,361.7

	Year Ended December 31, 2010
(dollars in millions)	DPS	V&M	PCS	Corporate & Other	Consolidated

Revenues	$3,718.3	$1,273.3	$1,143.2	$–	$6,134.8
Depreciation and amortization	$93.0	$42.4	$54.9	$11.3	$201.6
Interest, net	$–	$–	$–	$78.0	$78.0
Income (loss) before income taxes	$666.7	$188.0	$131.9	$(253.3)	$733.3
Capital expenditures	$104.6	$35.3	$19.7	$41.1	$200.7
Total assets	$3,570.1	$1,299.7	$1,750.8	$1,384.5	$8,005.1

	Year Ended December 31, 2009
(dollars in millions)	DPS	V&M		PCS	Corporate & Other		Consolidated

Revenues	$3,110.5		$1,194.7	$918.0	$	−	$5,223.2
Depreciation and amortization	$84.8		$36.2	$22.0		$13.6	$156.6
Interest, net	$–	$	−	$–		$86.5	$86.5
Income (loss) before income taxes	$574.7		$211.3	$147.4		$(290.6)	$642.8
Capital expenditures	$171.8		$50.0	$14.9		$4.2	$240.9
Total assets	$3,345.0		$1,181.3	$1,837.8		$1,361.3	$7,725.4

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
Revenue by shipping location and long-lived assets by country were as follows:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Revenues:
United States	$3,868.2	$3,281.5	$2,551.3
United Kingdom	741.2	1,041.0	663.4
Other foreign countries	2,349.6	1,812.3	2,008.5

Total revenues	$6,959.0	$6,134.8	$5,223.2

	December 31,
(dollars in millions)	2011	2010	2009

Long-lived assets:
United States	$2,411.8	$1,896.6	$1,769.3
United Kingdom	167.4	197.7	232.8
Other foreign countries	845.4	885.3	899.5

Total long-lived assets	$3,424.6	$2,979.6	$2,901.6

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings per share [Abstract]
Calculation of Basic and Diluted Earnings Per Share
  The calculation of basic and diluted earnings per share for each period presented was as follows:

	Year Ended December 31,
(amounts in millions, except per share data)	2011	2010	2009

Net income	$521.9	$562.9	$475.5

Average shares outstanding (basic)	245.0	243.1	221.4
Common stock equivalents	2.1	2.4	2.2
Incremental shares from assumed conversion of convertible debentures	2.1	2.0	1.4

Shares utilized in diluted earnings per share calculation	249.2	247.5	225.0

Earnings per share:
Basic	$2.13	$2.32	$2.15
Diluted	$2.09	$2.27	$2.11

Summary of Non-cash Operating, Investing and Financing Activities (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Non-cash Operating, Investing and Financing Activities [Abstract]
Effects on net assets of non-cash operating, investing and financing activities
 The effect on net assets of non-cash operating, investing and financing activities was as follows:

(dollars in millions)	2011	2010	2009

Impact on net assets of indemnity settlement with BP Exploration and Production, Inc.	$(82.5)	$–	$–
Net assets of NATCO acquired in exchange for Cameron common stock, excluding net cash acquired	$–	$–	$954.1
NATCO purchase price allocation adjustment	$–	$(16.9)	$–
Tax benefit of stock compensation plan transactions	$4.9	$17.4	$9.7
Change in fair value of derivatives accounted for as cash flow hedges, net of tax	$(5.2)	$(6.1)	$11.3
Actuarial gain (loss) and impact of plan amendments, net, related to defined benefit pension and postretirement benefit plans	$(7.7)	$4.5	$(23.0)

Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The fair values of derivative financial instruments recorded in the Company's Consolidated Balance Sheets were as follows:

	December 31,
	2011		2010
(dollars in millions)	Assets	Liabilities	Assets	Liabilities

Derivatives designated as hedges:
Foreign exchange contracts –
Current	$1.9	$7.0	$0.7	$1.8
Non-current	–	0.6	–	–
Total derivatives designated as hedges	1.9	7.6	0.7	1.8

Derivatives not designated as hedges:
Foreign exchange contracts –
Current	2.5	10.6	1.4	–
Non-current	–	–	–	–

Interest rate swaps –
Current	1.4	–	–	–
Non-current	–	–	4.8	–
Total derivatives not designated as hedges	3.9	10.6	6.2	–

Total derivatives	$5.8	$18.2	$6.9	$1.8

Schedule of Derivative Instruments in Cash Flow Hedges, Gain (Loss) in Statement of Financial Performance
The effects of derivative financial instruments on the Company's consolidated financial statements for the years ended December 31, 2011 and December 31, 2010 were as follows (dollars in millions):

	Effective Portion
Derivatives in Cash Flow Hedging Relationships	Amount of Pre-Tax Gain (Loss) Recognized in OCI on Derivatives at December 31,			Location of Gain (Loss) Reclassified from Accumulated OCI into Income	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income at December 31,
	2011	2010	2009		2011	2010	2009

Foreign exchange contracts	$(6.3)	$(9.0)	$17.9	Revenues	$2.2	$(4.9)	$(17.3)

				Cost of Goods sold	(9.4)	(11.8)	$(8.4)

				Depreciation expense	(0.1)	(0.1)	(0.1)

	$(6.3)	$(9.0)	$17.9		$(7.3)	$(16.8)	$(25.8)

Fair Value of Financial Instruments in the Balance Sheet
Following is a summary of the Company's financial instruments which have been valued at fair value in the Company's Consolidated Balance Sheets at December 31, 2011 and 2010:

	Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1)		Fair Value Based on Significant Other Observable Inputs (Level 2)		Fair Value Based on Significant Unobservable Inputs (Level 3)		Total
(dollars in millions)	2011	2010	2011	2010	2011	2010	2011	2010

Cash and cash equivalents:
Cash	$491.7	$448.7	$–	$–	$–	$–	$491.7	$448.7
Money market funds	133.4	266.3	–	–	–	–	133.4	266.3
Commercial paper	–		140.4	778.7	–	–	140.4	778.7
U.S. treasury securities	–	162.7	–	–	–	–	–	162.7
U.S. non-governmental agency asset-backed securities	–	–	27.8	137.1	–	–	27.8	137.1
U.S. corporate obligations	29.1	–	–	–	–	–	29.1	–
Non-U.S. bank and other obligations	76.5	39.0	–	–	–	–	76.5	39.0
Short-term investments:
Commercial paper	–	–	213.5	–	–	–	213.5	–
U.S. Treasury securities	10.1	–	–	–	–	–	10.1	–
U.S. non-governmental agency asset-backed securities	–	–	77.3	–	–	–	77.3	–
U.S. corporate obligations	122.6	–	–	–	–	–	122.6	–
Derivatives, net asset (liability):
Foreign currency contracts	–	–	(13.8)	0.3	–	–	(13.8)	0.3
Interest rate contracts	–	–	1.4	4.8	–	–	1.4	4.8
	$863.4	$916.7	$446.6	$920.9	$–	$–	$1,310.0	$1,837.6

Information relating to the contracts and estimated fair values recorded in the Company's Consolidated Balance Sheets
Total gross volume bought (sold) by notional currency and maturity date on open derivative contracts at December 31, 2011 was as follows:

	Notional Amount Swaps	Notional Amount - Buy			Notional Amount - Sell
(in millions)	2012	2012	2013	Total	2012	2013	Total
FX Forward Contracts
Notional currency in:
EUR	–	123.7	11.3	135.0	(25.2)	–	(25.2)
GBP	–	34.0	–	34.0	(16.2)	–	(16.2)
RON	–	–	–	–	(10.0)	–	(10.0)
NOK	–	90.0	–	90.0	(37.2)	–	(37.2)
SGD	–	13.2	–	13.2	–	–	–
USD	–	48.5	–	48.5	(88.9)	(6.7)	(95.6)

Interest Rate Swaps
USD	800.0	–	–	–	–	–	–

Pre-tax gain (loss) from ineffective portion of derivatives
The amount of pre-tax gain (loss) from the ineffective portion of derivatives designated as hedging instruments and from derivatives not designated as hedging instruments was:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Derivatives designated as hedging instruments:
Foreign currency contracts –
Cost of sales	$(0.8)	$(0.7)	$2.8

Derivatives not designated as hedging instruments:
Foreign currency contracts –
Cost of sales	(0.5)	2.7	1.1
Other costs	(9.3)	–	–

Equity call options –
Other costs	(12.2)	–	–

Interest rate swaps –
Interest, net	(0.2)	7.2	1.2
Total pre-tax gain (loss)	$(23.0)	$9.2	$5.1

Unaudited Quarterly Operating Results (Tables)	12 Months Ended
Dec. 31, 2011
Unaudited Quarterly Operating Results [Abstract]
Unaudited quarterly operating results
Unaudited quarterly operating results were as follows:

	2011 (quarter ended)
(dollars in millions, except per share data)	March 31,	June 30,	September 30,	December 31,

Revenues	$1,501.3	$1,741.1	$1,685.9	$2,030.7
Revenues less cost of sales (exclusive of depreciation andamortization)	$443.4	$527.7	$549.3	$600.2
Other costs	$8.9	$20.1	$34.2	$114.2
Net income	$109.5	$148.0	$164.5	$99.9
Earnings per share:
Basic	$0.45	$0.60	$0.67	$0.41
Diluted	$0.43	$0.59	$0.67	$0.40

	2010 (quarter ended)
(dollars in millions, except per share data)	March 31,	June 30,	September 30,	December 31,

Revenues	$1,346.7	$1,452.7	$1,527.1	$1,808.3
Revenues less cost of sales (exclusive of depreciation andamortization)	$432.6	$468.0	$478.4	$543.4
Other costs	$10.3	$18.4	$10.4	$8.1
Net income	$120.4	$129.2	$148.7	$164.6
Earnings per share:
Basic	$0.49	$0.53	$0.61	$0.68
Diluted	$0.48	$0.52	$0.61	$0.66

Selected historical financial data for the Company
Reconciliation of GAAP to Non-GAAP financial information

Summary of Major Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Major Accounting Policies [Abstract]
Minimum percentage of investments in affiliated companies accounted for using the equity method (in hundredths)	20.00%
Maximum percentage of investments in affiliated companies accounted for using the equity method (in hundredths)	50.00%
Percentage of revenue recognized under the accounting rules for construction-type and production-type contracts (in hundredths)	26.00%	36.00%	28.00%
Percentage of inventories carried on the LIFO method (in hundredths)	55.00%	46.00%
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Assets, Useful Life, Minimum (in years)	5
Finite-Lived Intangible Assets, Useful Life, Maximum (in years)	20
Foreign currency transactions gain (loss)	$ (10.9)	$ 11.9	$ (19.4)
Buildings and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (in years)	10
Estimated useful life, maximum (in years)	40
Machinery, equipment and tooling [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	18
Office furniture, software and other [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	10

Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Acquisition Purchase Price Allocation [Line Items]
Total estimated purchase price			$ 971.6
Business acquisition, value of equity issued			971.6
LeTourneau Technologies, Inc. Acquisition [Member]
Business Acquisition [Line Items]
Preliminary goodwill	119.3
Business Acquisition Purchase Price Allocation [Line Items]
Cash	0.6
Accounts receivable	81
Inventory	253.7
Other current assets	14
Property, plant and equipment	60.7
Goodwill	119.3
Intangibles	60.7
Other non-current assets	4.7
Accounts payable and accrued liabilities	(219.7)
Total estimated purchase price	375
Business acquisition, value of equity issued	375
Business Acquisition LeTourneau Technologies [Member]
Business Acquisition [Line Items]
Cash purchase price for company's acquired	375
Other acquisitions [Member]
Business Acquisition [Line Items]
Cash purchase price for company's acquired	46.9	40.9	23.2
Business acquisitions completed during the period, number (in number of acquisitions)	4	2	3
Business Combination, Reason for Business Combination	The remaining interest in Scomi Energy Sdn Bhd., previously a Cameron joint venture company, was acquired in order to strengthen the Company's process systems offerings in the Malaysian market. TS-Technology AS, a Norwegian company, was acquired to enhance the Company's water treatment technology offerings. Industrial Machine and Fabrication “IMF” was acquired to enhance the Company's rotating compression aftermarket offerings. The results of Scomi Energy Sdn Bhd, TS-Technology AS businesses, and IMF have been included in the PCS segment since the dates of the respective acquisitions.	to enhance the Company's product offerings in the DPS and V&M segments	to enhance the Company's product offerings or aftermarket services in the DPS and V&M segments
Preliminary goodwill	142.4	23.9	752.7
Preliminary goodwill deductible for income tax purposes	134.2		3.3
Remaining percentage of company available to be purchased (in hundredths)		49.00%
Business Acquisition Purchase Price Allocation [Line Items]
Goodwill	$ 142.4	$ 23.9	$ 752.7
Business Acquisition Natco Group Inc [Member]
Business Acquisition [Line Items]
Percentage of company acquired (in hundredths)			100.00%

Other Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other Costs [Abstract]
Indemnity settlement with BP Exploration and Production Inc. (see Note 19)	$ 82.5		$ 0		$ 0
BOP litigation costs	60.7		12.5		0
Employee severance	5.7		8.8		61
NATCO acquisition integration costs	0		22		0
Mark-to-market impact on currency derivatives	9.3	[1]	0	[1]	0	[1]
Costs associated with retiring the 2.5% convertible debentures	14.5		0		0
Acquisition and restructuring costs	4.7		3.9		20.6
Total other costs	$ 177.4		$ 47.2		$ 81.6

[1]	These derivatives have not been designated as accounting hedges

Receivables (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Trade receivables	$ 1,523.5	$ 991.2
Insurance company receivables related to the indemnity settlement with BP Exploration and Production Inc	167.5	0
Other receivables	76.2	78.9
Allowance for doubtful accounts	(9.9)	(14)
Total receivables	$ 1,757.3	$ 1,056.1

Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories [Abstract]
Raw materials	$ 427.3	$ 166.5
Work-in-process	767.8	575.9
Finished goods, including parts and subassemblies	1,376.9	1,190.5
Other	12.5	12.1
Gross Inventories	2,584.5	1,945
Excess of current standard costs over LIFO costs	(102.7)	(97.7)
Allowance for obsolete and excess inventory	(81.9)	(68)
Total inventories	$ 2,399.9	$ 1,779.3

Plant and Equipment, Goodwill and Other Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 DPS [Member]	Dec. 31, 2011 V&M [Member]	Dec. 31, 2011 Process and Compression Systems (PCS) [Member]	Dec. 31, 2011 Total [Member]	Dec. 31, 2011 Land and land improvements [Member]	Dec. 31, 2010 Land and land improvements [Member]	Dec. 31, 2011 Buildings [Member]	Dec. 31, 2010 Buildings [Member]	Dec. 31, 2011 Machinery, equipment and tooling [Member]	Dec. 31, 2010 Machinery, equipment and tooling [Member]	Dec. 31, 2011 Tooling, dies, patterns, etc. [Member]	Dec. 31, 2010 Tooling, dies, patterns, etc. [Member]	Dec. 31, 2011 Office furniture & equipment [Member]	Dec. 31, 2010 Office furniture & equipment [Member]	Dec. 31, 2011 Capitalized software [Member]	Dec. 31, 2010 Capitalized software [Member]	Dec. 31, 2011 Assets under capital leases [Member]	Dec. 31, 2010 Assets under capital leases [Member]	Dec. 31, 2011 Construction in progress [Member]	Dec. 31, 2010 Construction in progress [Member]	Dec. 31, 2011 All other [Member]	Dec. 31, 2010 All other [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	$ 2,285.9	$ 2,688					$ 80.3	$ 73.8	$ 561.5	$ 493.4	$ 1,208	$ 1,040.9	$ 189.6	$ 148.3	$ 156.9	$ 140	$ 220.1	$ 156.1	$ 54.3	$ 46.2	$ 183.4	$ 145	$ 33.9	$ 42.2
Accumulated depreciation	(1,038.1)	(1,187.9)
Total plant and equipment, net	1,247.8	1,500.1
Goodwill [Roll Forward]
Balance at December 31, 2010		1,615.3	306.4	322.8	846.6	1,475.8
Current year acquisitions			134.2	0	8.2	142.4
Translation and other			(2.9)	(2.4)	2.4	(2.9)
Balance at December 31, 2011	1,475.8	1,615.3	437.7	320.4	857.2	1,615.3
Other assets, noncurrent [Abstract]
Deferred income taxes	41.2	56.3
Other intangibles, gross [Abstract]
Customer lists	118	144
Patents and technology	102.3	123
Trademarks	53.2	64.2
Noncompete agreements, engineering drawings and other	82.6	103.6
Accumulated amortization	(100.1)	(125.6)
Other	51.4	52.2
Total other assets	348.6	417.7
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2012	35.2
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2013	31.8
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2014	28.4
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2015	21.2
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2016	$ 21.1

Accounts Payable and Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounts Payable and Accrued Liabilities [Abstract]
Indemnity settlement with BP Exploration and Production Inc.	$ 250	$ 0
Trade accounts payable and accruals	718.8	571.3
Salaries, wages and related fringe benefits	209.9	190.2
Advances from customers	1,012.5	863.3
Sales-related costs and provisions	118.1	90.2
Payroll and other taxes	76	67.4
Product warranty	65
Fair market value of derivatives	17.6	1.8
Other	201.8	186.1
Total accounts payable and accrued liabilities	2,669.7	2,016
Balance, beginning	45.7
Warranty Provisions	42.5
Acquisitions	21.3
Charges Against Accrual	(44)
Translation and Other	(0.5)
Balance, ending	$ 65

Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan, Accumulated Other Comprehensive Income [Abstract]
Total benefits included in accumulated other comprehensive income, before tax		$ (73.1)	$ (68.7)
Total benefits included in accumulated other comprehensive income, after tax		(56.2)	(51.5)
Total expected amortization from accumulated other comprehensive income for the year ended December 31, 2012	3.6
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Health care cost trend rate (in hundredths)		9.00%	9.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Health care cost trend rate (in hundredths)		9.00%	9.00%
Ultimate health care cost trend rate (in hundredths)		5.00%
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Defined benefit plan pension plans with accumulated benefit obligations in excess of plan assets aggregate accumulated benefit obligation		20.7	18.3
Defined benefit plans with accumulated benefit obligations in excess of plan assets aggregate fair value of plan assets		11.2	9.8
Defined benefit plan pension plans with Accumulated Benefit Obligations In Excess Of Plan Assets Aggregate Projected Benefit Obligation		297.1	282.4
Total accumulated benefit obligation for defined benefit pension plans		258.2	244.6
Approximate percentage of total plan assets in the United Kingdom (in hundredths)		97.00%
Future target allocation for equity in the U.K. plan (in hundredths)		54.40%
Future target allocation for fixed income debt securities in the U.K. plan (in hundredths)		40.70%
Future target allocation for real estate and other in the U.K. plan (in hundredths)		4.90%
Percentage of defined pay the Company contributes on behalf of each eligible employee's retirement plan account (in hundredths)		3.00%
Vesting period for the company's retirement contributions		three years
Matching contribution percentage each employee is eligible to receive (of the first 6% of pay contributed) (in hundredths)		100.00%
Percentage of employee contribution eligible for the company's matching contribution (in hundredths)		6.00%
Expense under Retirement Savings Plan		30.2	25.9	20.6
Expense with respect to these various defined contribution and government-mandated plans		57.9	41.9	34.3
Schedule Of Defined Benefit Plans Allocations Disclosures [Line Items]
Fixed income debt securities, cash and other (in hundredths)		47.00%	46.00%
U.K. plan [Member]
Schedule Of Defined Benefit Plans Allocations Disclosures [Line Items]
Equity securities (in hundredths)		53.00%	54.00%
Cash and cash equivalents [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		1.9	10.2
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		1.9	10.2
Equity securities [Member] | US Equities [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		58.3	52.7
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		58.3	52.7
Equity securities [Member] | Non-US Equities [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		82.3	84.7
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		82.3	84.7
Bonds [Member] | Non-US Government Bonds [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		89.9	21
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		89.9	21
Bonds [Member] | Non-US Corporate Bonds [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		23.8	74.4
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		23.8	74.4
Alternative Investments [Member] | Insurance contracts [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		8	7.3
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		8	7.3
Alternative Investments [Member] | Real Estate and Other [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		11.7	11
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		11.7	11
Fair value based on quoted prices in active markets for identical assets (Level 1) [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		1.9	47.5
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		1.9	47.5
Fair value based on quoted prices in active markets for identical assets (Level 1) [Member] | Cash and cash equivalents [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		1.9	10.2
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		1.9	10.2
Fair value based on quoted prices in active markets for identical assets (Level 1) [Member] | Equity securities [Member] | Non-US Equities [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		0	37.3
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		0	37.3
Fair value based on significant other observable inputs (Level 2) [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		254.3	195.5
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		254.3	195.5
Fair value based on significant other observable inputs (Level 2) [Member] | Equity securities [Member] | US Equities [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		58.3	52.7
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		58.3	52.7
Fair value based on significant other observable inputs (Level 2) [Member] | Equity securities [Member] | Non-US Equities [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		82.3	47.4
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		82.3	47.4
Fair value based on significant other observable inputs (Level 2) [Member] | Bonds [Member] | Non-US Government Bonds [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		89.9	21
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		89.9	21
Fair value based on significant other observable inputs (Level 2) [Member] | Bonds [Member] | Non-US Corporate Bonds [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		23.8	74.4
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		23.8	74.4
Fair value based on significant unobservable inputs (Level 3) [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at beginning of year		18.3
Fair value of plan assets at end of period			18.3
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets			18.3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of the year		18.3	9.3
Purchases/Sales, net		0.7	10.6
Actual return on plan assets		0.9	1.3
Reclassification of plan assets to Level 2		0	(2.1)
Currency impact		(0.2)	(0.8)
Balance at end of the year		19.7	18.3
Fair value based on significant unobservable inputs (Level 3) [Member] | Alternative Investments [Member] | Insurance contracts [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		8	7.3
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		8	7.3
Fair value based on significant unobservable inputs (Level 3) [Member] | Alternative Investments [Member] | Real Estate and Other [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		11.7	11
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		11.7	11
Pension Benefits [Member]
Plan expense (income) [Abstract]
Service cost		3.1	2.9	2.7
Interest cost		15.9	15.1	14.1
Expected return on plan assets		(18.2)	(15.8)	(13.3)
Amortization of prior service cost (credit)		0	0	0
Amortization of losses (gains)		5.8	6.7	5.7
Other		0.3	0	0.3
Total net benefit plan expense (income)		6.9	8.9	9.5
Defined Benefit Plan, Accumulated Other Comprehensive Income [Abstract]
Prior service (cost) credit before tax	(0.1)	0.7	0
Prior service (cost) credit after tax		0.5	0
Actuarial (losses) gains before tax	5.9	(88.3)	(84.6)
Actuarial (losses) gains after tax		(65.8)	(61.4)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year		282.4	274.5
Service cost		3.1	2.9	2.7
Interest cost		15.9	15.1	14.1
Plan participants' contributions		1	0.9
Actuarial losses (gains)		7.1	5.8
Exchange rate changes		(0.2)	(8.5)
Benefits and expenses paid from plan assets		(12.2)	(8.3)
Plan amendments		(0.7)	0
Other		0.7	0
Benefit obligation at end of year		297.1	282.4	274.5
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at beginning of year		261.3	242.2
Actual return on plan assets		15	24.4
Company contributions		10.4	9.4
Plan participants' contributions		1	0.9
Exchange rate changes		0.1	(7.3)
Benefits and expenses paid from plan assets		(12.2)	(8.3)
Other		0.3	0	0.3
Fair value of plan assets at end of period		275.9	261.3	242.2
Expected contributions to plan assets for the next fiscal year		9.6
Defined Benefit Plan, Funded Status [Abstract]
Funded status at end of year - Current		(0.2)	(0.2)
Funded status at end of year - Non-current		(21)	(20.9)
Underfunded status at end of year		(21.2)	(21.1)
Fair value of plan assets		275.9	261.3	242.2
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Year ended December 31, 2012		12.3
Year ended December 31, 2013		12.6
Year ended December 31, 2014		12.9
Year ended December 31, 2015		13.2
Year ended December 31, 2016		13.5
Year ended December 31, 2017 - 2021		72.3
Pension Benefits [Member] | Domestic plans [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate, lower range (in hundredths)		4.10%	5.03%
Discount rate, higher range (in hundredths)		4.10%	5.03%
Expected return on plan assets (in hundredths)		0.00%	0.00%
Measurement date		2011-01-01	2010-01-01
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate (in hundredths)		3.50%	4.10%
Measurement date		2011-12-31	2010-12-31
Pension Benefits [Member] | Foreign plans [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate, lower range (in hundredths)		5.50%	5.50%
Discount rate, higher range (in hundredths)		5.50%	5.75%
Expected return on plan assets (in hundredths)		6.75%	6.75%
Expected return on plan assets, lower range (in hundredths)		4.75%	5.50%
Measurement date		2011-12-31	2010-12-31
Rate of compensation increase, lower range (in hundredths)		3.00%	3.00%
Rate of compensation increase, higher range (in hundredths)		4.50%	4.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate (in hundredths)			5.50%
Discount rate, higher range (in hundredths)		5.75%
Discount rate, lower range (in hundredths)		5.00%
Measurement date		2011-12-31	2010-12-31
Rate of compensation increase, lower range (in hundredths)		3.00%	3.00%
Rate of compensation increase, higher range (in hundredths)		4.25%	4.50%
Postretirement Benefits [Member]
Plan expense (income) [Abstract]
Service cost		0	0	0
Interest cost		0.6	0.9	0.5
Expected return on plan assets		0	0	0
Amortization of prior service cost (credit)		(1.3)	(0.9)	(0.9)
Amortization of losses (gains)		(0.9)	(1.2)	(1.9)
Other		0	0	0
Total net benefit plan expense (income)		(1.6)	(1.2)	(2.3)
Defined Benefit Plan, Accumulated Other Comprehensive Income [Abstract]
Prior service (cost) credit before tax	(1.3)	5.7	6.9
Prior service (cost) credit after tax		3.6	4.3
Actuarial (losses) gains before tax	(0.9)	8.8	9
Actuarial (losses) gains after tax		5.5	5.6
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year		15.6	18.3
Service cost		0	0	0
Interest cost		0.6	0.9	0.5
Plan participants' contributions		0	0
Actuarial losses (gains)		(0.7)	1.2
Exchange rate changes		0	0
Benefits and expenses paid from plan assets		(1.4)	(1.9)	0
Plan amendments		0	(2.9)
Other		0	0
Benefit obligation at end of year		14.1	15.6	18.3
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at beginning of year		0	0
Actual return on plan assets		0	0
Company contributions		1.4	1.9
Plan participants' contributions		0	0
Exchange rate changes		0	0
Benefits and expenses paid from plan assets		(1.4)	(1.9)	0
Other		0	0	0
Fair value of plan assets at end of period		0	0	0
Defined Benefit Plan, Funded Status [Abstract]
Funded status at end of year - Current		(1.9)	(2.2)
Funded status at end of year - Non-current		(12.2)	(13.4)
Underfunded status at end of year		(14.1)	(15.6)
Fair value of plan assets		0	0	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Year ended December 31, 2012		1.9
Year ended December 31, 2013		1.8
Year ended December 31, 2014		1.6
Year ended December 31, 2015		1.5
Year ended December 31, 2016		1.3
Year ended December 31, 2017 - 2021		$ 4.8
Postretirement Benefits [Member] | Domestic plans [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate, lower range (in hundredths)		4.10%	5.03%
Expected return on plan assets (in hundredths)		0.00%	0.00%
Health care cost trend rate (in hundredths)		9.00%	9.00%
Measurement date		2011-01-01	2010-01-01
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate (in hundredths)		3.50%	4.10%
Health care cost trend rate (in hundredths)		9.00%	9.00%
Measurement date		2011-12-31	2010-12-31

Stock-Based Compensation Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation Plans [Abstract]
Number of equity compensation plans with outstanding grants	seven equity compensation plans
Number of equity compensation plans currently available for future grants	one
Outstanding restricted and deferred stock unit and award grants	$ 25,600,000	$ 26,000,000	$ 18,500,000
Unvested outstanding stock option grants	11,100,000	8,500,000	9,200,000
Total stock-based compensation expense	36,700,000	34,500,000	27,700,000
Recognized tax benefit	13,500,000	12,700,000	10,200,000
Terms of options granted under the 2005 EQIP plan	seven or ten years
The incremental portion of options that vest annually on the anniversary date of grant	one-third increments each year
Summary of option activity [Rollforward]
Outstanding at beginning of period (in shares)	6,253,118
Granted (in shares)	725,071
Exercised (in shares)	(1,176,125)
Forfeited (in shares)	(24,108)
Expired (in shares)	(20,500)
Outstanding at end of period (in shares)	5,757,456	6,253,118
Vested or expected to vest at end of period (in shares)	5,735,564
Exercisable at end of period (in shares)	3,813,517
Option activity , additional disclosures [Abstract]
Weighted average exercise price at beginning of period (in dollars per share)	$ 34.72
Weighted average exercise price granted (in dollars per share)	$ 51.24
Weighted average exercise price per exercised (in dollars per share)	$ 27.48
Weighted average exercise price forfeited (in dollars per share)	$ 39.8
Weighted average exercise price expired (in dollars per share)	$ 11.57
Weighted average exercise price outstanding at end of period (in dollars per share)	$ 38.36	$ 34.72
Weighted average exercise price vested or expected to vest at end of period (in dollars per share)	$ 38.33
Weighted average exercise price exercisable at end of period (in dollars per share)	$ 34.78
Weighted-average remaining contractual term outstanding at beginning of period (in years)	5.3
Weighted average remaining contractual term outstanding at end of period (in years)	4.55	5.3
Weighted average remaining contractual term vested or expected to vest at end of period (in years)	4.53
Weighted average remaining contractual term exercisable at end of period (In years)	3.22
Aggregate intrinsic value outstanding at beginning of period	100,100,000
Aggregate intrinsic value outstanding at end of period	63,800,000	100,100,000
Aggregate intrinsic value vested or expected to vest at end of period	63,800,000
Aggregate intrinsic value exercisable at end of period	54,900,000
Fair values and weighted-average assumptions used to value options [Abstract]
Expected life (in years)	2.8	2.5	2.4
Risk-free interest rate (in hundredths)	0.38%	0.46%	1.10%
Volatility (in hundredths)	42.60%	43.80%	32.00%
Expected dividend yield (in hundredths)	0.00%	0.00%	0.00%
Grant-date fair value (in dollars per share)	$ 14.47	$ 11.78	$ 8.1
Intrinsic value of options exercised	31,500,000	63,400,000	23,500,000
Average intrinsic value per share of options exercised (in dollars per share)	$ 26.79	$ 22.46	$ 19.26
Restricted stock units and awards activity [Roll Forward]
Nonvested shares, beginning of period (in shares)	1,941,399
Shares granted (in shares)	682,246	806,041	616,904
Shares vested (in shares)	(661,146)
Shares forfeited (in shares)	(53,144)
Nonvested shares, end of period (in shares)	1,909,355	1,941,399
Restricted stock units and awards, additional disclosures [Abstract]
Weighted average grant date fair value, outstanding, beginning of period (in dollars per share)	$ 35.02
Weighted average grant date fair value, granted (in dollars per share)	$ 50.67	$ 41.81	$ 25.44
Weighted average grant date fair value, vested (in dollars per share)	$ 50.89
Weighted average grant date fair value, forfeited (in dollars per share)	$ 38.99
Weighted average grant date fair value, outstanding at end of period (in dollars per share)	$ 30.25	$ 35.02
Unrecognized share-based compensation cost related to stock options [Abstract]
Unrecognized stock-based compensation expense under the straight-line method (dollars in millions)	18,100,000
Weighted-average recognition period (in years)	1.85
Unrecognized share-based compensation cost related to restricted stock units and awards [Abstract]
Unrecognized stock-based compensation expense under the straight-line method (dollars in millions)	34,700,000
Weighted-average recognition period (in years)	1.56
The percentage of restricted units granted to officers and key employees that vest after three years	three-year 100%
The annual value of deferred stock units available for grants to non-employee directors	250,000
The incremental portion of deferred stock units that vest quarterly over the year following the date of grant	one-fourth increments quarterly
The period of time after the date of grant during which deferred stock units cannot be converted into common stock	three years
Number of units granted with performance conditions (in shares)	139,191	211,804	0
Intrinsic value of units vesting (dollars in millions)	$ 36,900,000	$ 29,200,000	$ 11,000,000
Total number of units granted (in shares)	682,246	806,041	616,904
Weighted average grant date fair value per unit (in dollars per share)	$ 50.67	$ 41.81	$ 25.44
Shares reserved for future grants of options, deferred stock units, restricted stock units and other awards (in shares)	4,455,368

Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	$ 1,584.8	$ 1,292.8
Current maturities	(10.6)	(519.9)
Long-Term Portion	1,574.2	772.9	1,232.3
Issued amount (Senior Notes)	747.8	0	0
Interest rate (in hundredths)			1.50%
Weighted-average interest rate on other debt (in hundredths)	9.10%	5.80%
Future maturities, 2012	3.2
Future maturities, 2013	55.9
Future maturities, 2014	260.4
Future maturities, 2015	0.3
Future maturities, 2016	0.2
Future maturities, thereafter	1,246.2
Interest expensed	92.4	82.2	92.4
Interest paid	102.8	73	82
Senior 2018 Notes [Member]
Debt Instrument [Line Items]
Issued amount (Senior Notes)	450
Senior 2038 Notes [Member]
Debt Instrument [Line Items]
Issued amount (Senior Notes)	300
Senior convertible 2.5% debentures [Member]
Debt Instrument [Line Items]
Issued amount (Senior Notes)	500
Interest rate (in hundredths)	2.50%
Senior Notes And Convertible Debentures [Line Items]
Percentage of principal amount of outstanding convertible debentures to be redeemed (in hundredths)	100.00%
Principal amount of debentures to be converted into equity per election of holders	295.5
Principal amount of debentures to be purchased by the company on open market or redeemed for cash	204.5
Total cash paid to retire convertible debentures	705.7
Number of common stock call options purchased from a third party financial intermediary (in shares)	5
Total amount of premium paid for common stock call options purchased from a third party financial intermediary	21.9
Conversion value in excess of principal	203.3
Senior 2014 Notes [Member]
Senior Notes And Convertible Debentures [Line Items]
Effective interest rate	1.46%
Senior Notes Payable Due 2018 [Member]
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	450	450
Convertible Debentures [Member]
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	0	500
Unamortized discount	0	(6.9)
Other Long Term Debt [Member]
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	70	37.5
Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	18.6	14
Senior Notes Payable Due 2021 [Member]
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	250	0
Issued amount (Senior Notes)	250
Interest rate (in hundredths)	4.50%
Maturity date	Jun 1, 2021
Debt instrument, date of first required payment	2011-12-01
Debt Instrument, day in year for first semi-annual interest payment	06-01
Debt Instrument, day in year for second semi-annual interest payment	12-01
Percentage of principal amount under a change of control repurchase event (in hundredths)	99.15%
Senior Notes Payable Due 2038 [Member]
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	300	300
Senior Notes Payable Due 2041 [Member]
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	250	0
Issued amount (Senior Notes)	250
Interest rate (in hundredths)	5.95%
Maturity date	Jun 1, 2041
Debt instrument, date of first required payment	2011-12-01
Debt Instrument, day in year for first semi-annual interest payment	06-01
Debt Instrument, day in year for second semi-annual interest payment	12-01
Percentage of principal amount under a change of control repurchase event (in hundredths)	99.97%
Senior Notes Payable [Member]
Debt Instrument [Line Items]
Unamortized discount	(3.8)	(1.8)
Senior Notes Payable Due 2014 [Member]
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	250	0
Issued amount (Senior Notes)	250
Interest rate description	(interest based on the 3-month London Interbank Offered Rate LIBOR plus 0.93,)
Maturity date	Jun 2, 2014
Public offering [Member]
Debt Instrument [Line Items]
Issuance date	2011-06-02
Issued amount (Senior Notes)	750
Line of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	585
Amended Line of Credit [Member]
Debt Instrument [Line Items]
Maturity date	Jun 6, 2016
Maximum borrowing capacity	835
Future amount of borrowing capacity after previous period expires	730
Letters of credit outstanding	25.4
Remaining capacity under revolving line of credit facility	809.6
Line of Credit Multi Currency [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	250
Letters of credit outstanding	95.9
Remaining capacity under revolving line of credit facility	$ 154.1

Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Leases [Abstract]
Rental expenses	$ 74.7	$ 67.5	$ 57.4
Future minimum lease payments with respect to capital leases [Abstract]
2012	7.5
2013	5.5
2014	4.3
2015	2.1
2016	0.2
Thereafter	0.2
Future minimum lease payments	19.8
Less: amount representing interest	(1.2)
Lease obligations at December 31, 2011	18.6
Future minimum lease payments with respect to operating leases [Abstract]
2012	56.2
2013	49.7
2014	48.8
2015	37.3
2016	42.6
Thereafter	75.6
Future minimum lease payments	310.2
Less: amount representing interest	0
Lease obligations at December 31, 2011	$ 310.2

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income before income taxes [Abstract]
U.S. operations	$ 590,300,000	$ 365,900,000	$ 223,900,000
Foreign operations	60,800,000	367,400,000	418,900,000
Income before income taxes	651,100,000	733,300,000	642,800,000
Current [Abstract]
U.S. federal	46,600,000	102,500,000	83,500,000
U.S. state and local	5,300,000	8,700,000	3,400,000
Foreign	96,400,000	83,100,000	119,400,000
Total Current Income Taxes	148,300,000	194,300,000	206,300,000
Deferred [Abstract]
U.S. federal	5,900,000	(25,800,000)	(33,300,000)
U.S. state and local	2,100,000	900,000	(300,000)
Foreign	(27,100,000)	1,000,000	(5,400,000)
Total Deferred Income Taxes	(19,100,000)	(23,900,000)	(39,000,000)
Income tax provision	129,200,000	170,400,000	167,300,000
U.S. federal statutory tax rate reconciliation [Abstract]
U.S. federal statutory rate (in hundredths)	35.00%	35.00%	35.00%
State and local income taxes (in hundredths)	1.03%	1.02%	0.38%
Foreign statutory rate differential (in hundredths)	(7.30%)	(9.62%)	(7.26%)
Change in valuation allowance on deferred tax assets (in hundredths)	(8.89%)	6.76%	1.99%
Nondeductible expenses (in hundredths)	2.47%	1.64%	1.54%
Net U.S. tax on foreign source income (in hundredths)	(1.67%)	(9.52%)	(5.00%)
All other (in hundredths)	(0.80%)	(2.05%)	(0.62%)
Total (in hundredths)	19.84%	23.23%	26.03%
Total income taxes paid	121,200,000	198,200,000	231,200,000
Deferred tax liabilities [Abstract]
Plant and equipment	(137,600,000)	(70,100,000)
Inventory	(4,500,000)	(14,000,000)
Convertible debentures	0	(2,500,000)
Intangible assets	(90,700,000)	(79,000,000)
Other	(9,300,000)	(10,100,000)
Total deferred tax liabilities	(242,100,000)	(175,700,000)
Deferred tax assets [Abstract]
Postretirement benefits other than pensions	9,500,000	10,300,000
Reserves and accruals	120,400,000	60,700,000
Net operating losses and tax credits	102,000,000	153,700,000
Pensions	16,600,000	16,100,000
Other	22,000,000	21,000,000
Total deferred tax assets	270,500,000	261,800,000
Valuation allowance	(29,700,000)	(96,200,000)
Net deferred tax liabilities	(1,300,000)	(10,100,000)
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	68,400,000	60,400,000	46,600,000
Increases due to tax positions taken prior to the fiscal year	4,200,000	1,000,000	26,100,000
Increases due to tax positions taken during the fiscal year	76,100,000	5,200,000	12,700,000
Decreases relating to settlements with tax authorities	(2,300,000)	(300,000)	(27,600,000)
Decreases resulting from the lapse of applicable statutes of limitation	(100,000)	(200,000)	(1,400,000)
Net increase due to translation and interest	2,100,000	2,300,000	4,000,000
Balance at end of year	148,400,000	68,400,000	60,400,000
Valuation Allowance [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount	29,700,000
Tax benefit associated with certain stock benefit plan transactions	4,900,000	17,400,000	9,700,000
Unremitted foreign subsidiary earnings considered permanently reinvested	4,400,000,000
Tax holiday benefit in Singapore and Malaysia jurisdictions	2,300,000	9,500,000
Unrecognized tax benefits expected to settle within twelve months	33,600,000
Income tax expense [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount	(57,900,000)	49,600,000	12,900,000
Translation Adjustment [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ (2,600,000)	$ 500,000	$ 4,500,000
United States [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2000
United Kingdom [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2007
Canada [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2004
France [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2006
Germany [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2008
Norway [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2010
Singapore [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2004
Italy [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2007

Stockholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders' Equity [Abstract]
Common stock authorized for repurchase	$ 500,000,000
Convertible debenture stated rate (in hundredths)			1.50%
Common stock reserved for future issuance under employee benefit plans (in shares)	11,149,841
Shares of preferred stock authorized to issue (in shares)	10,000,000	10,000,000
Par value of authorized preferred stock (in dollars per share)	$ 0.01	$ 0.01
Capital in excess of par value plus the retained earnings	$ 5,400,000,000
Class of Stock [Line Items]
Balance (in shares)	243,913,830	244,657,714	216,892,753
Purchase of treasury stock (in shares)	(49,000)	(3,176,705)	(935,178)
Stock issued related to NATCO acquisition (in shares)	0	0	23,875,031
Stock issued under stock option and other employee benefit plans (in shares)	1,667,245	2,432,821	1,668,217
Stock issued upon conversion of the 1.5% Convertible Debentures (in shares)	0	0	3,156,891
Balance (in shares)	245,532,075	243,913,830	244,657,714
Common Stock [Member]
Class of Stock [Line Items]
Balance (in shares)	263,111,472	263,111,472	236,316,873
Purchase of treasury stock (in shares)	0	0	0
Stock issued related to NATCO acquisition (in shares)	0	0	23,637,708
Stock issued under stock option and other employee benefit plans (in shares)	0	0	0
Stock issued upon conversion of the 1.5% Convertible Debentures (in shares)	0	0	3,156,891
Balance (in shares)	263,111,472	263,111,472	263,111,472
Treasury Stock [Member]
Class of Stock [Line Items]
Balance (in shares)	(19,197,642)	(18,453,758)	(19,424,120)
Purchase of treasury stock (in shares)	(49,000)	(3,176,705)	(935,178)
Stock issued related to NATCO acquisition (in shares)	0	0	237,323
Stock issued under stock option and other employee benefit plans (in shares)	1,667,245	2,432,821	1,668,217
Stock issued upon conversion of the 1.5% Convertible Debentures (in shares)	0	0	0
Balance (in shares)	(17,579,397)	(19,197,642)	(18,453,758)

Accumulated Other Elements of Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components of accumulated other elements of comprehensive income (loss) [Abstract]
Accumulated foreign currency translation gain	$ (28.7)	$ 31.5
Prior service credits, net, related to the Company's pension and postretirement benefit plans	4.1	4.3
Actuarial losses, net, related to the Company's pension and postretirement benefit plans	(60.3)	(55.8)
Change in fair value of derivatives accounted for as cash flow hedges and other, net of tax	(5.9)	(7.1)
Accumulated other elements of comprehensive income	$ (90.8)	$ (27.1)

Business Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Business Segments [Details] [Abstract]
Research and product development costs									$ 60.6		$ 55.2		$ 43.3
Percent of total research and development costs incurred by DPS (in hundredths)									59.00%		59.00%		46.00%
Segment Reporting Information [Line Items]
Revenues	2,030.7	1,685.9	1,741.1	1,501.3	1,808.3	1,527.1	1,452.7	1,346.7	6,959		6,134.8		5,223.2
Depreciation and amortization									206.6		201.6		156.6
Interest, net									84		78		86.5
Income (loss) before income taxes									651.1		733.3		642.8
Capital expenditures									388.1		200.7		240.9
Total assets	9,361.7				8,005.1				9,361.7		8,005.1		7,725.4
Entity Wide Disclosure On Geographic Areas Revenue And Long Lived Assets Attributed To Individual Foreign Countries [Line Items]
Revenue									6,959		6,134.8		5,223.2
Long-lived assets	3,424.6				2,979.6				3,424.6		2,979.6		2,901.6
United States [Member]
Entity Wide Disclosure On Geographic Areas Revenue And Long Lived Assets Attributed To Individual Foreign Countries [Line Items]
Revenue									3,868.2		3,281.5		2,551.3
Long-lived assets	2,411.8				1,896.6				2,411.8		1,896.6		1,769.3
United Kingdom [Member]
Entity Wide Disclosure On Geographic Areas Revenue And Long Lived Assets Attributed To Individual Foreign Countries [Line Items]
Revenue									741.2		1,041		663.4
Long-lived assets	167.4				197.7				167.4		197.7		232.8
Other foreign countries [Member]
Entity Wide Disclosure On Geographic Areas Revenue And Long Lived Assets Attributed To Individual Foreign Countries [Line Items]
Revenue									2,349.6		1,812.3		2,008.5
Long-lived assets	845.4				885.3				845.4		885.3		899.5
DPS [Member]
Segment Reporting Information [Line Items]
Revenues									4,061.5		3,718.3		3,110.5	[1]
Depreciation and amortization									111.4		93		84.8	[1]
Interest, net									0		0		0	[1]
Income (loss) before income taxes									685.6		666.7		574.7	[1]
Capital expenditures									255.6		104.6		171.8	[1]
Total assets	4,784.5				3,570.1				4,784.5		3,570.1		3,345	[1]
V&M [Member]
Segment Reporting Information [Line Items]
Revenues									1,663		1,273.3		1,194.7
Depreciation and amortization									40.3		42.4		36.2
Interest, net									0		0		0
Income (loss) before income taxes									294.1		188		211.3
Capital expenditures									34.8		35.3		50
Total assets	1,524.6				1,299.7				1,524.6		1,299.7		1,181.3
PCS [Member]
Segment Reporting Information [Line Items]
Revenues									1,234.5		1,143.2		918	[1]
Depreciation and amortization									37.9		54.9		22	[1]
Interest, net									0		0		0	[1]
Income (loss) before income taxes									116		131.9		147.4	[1]
Capital expenditures									21.6		19.7		14.9	[1]
Total assets	2,101.9				1,750.8				2,101.9		1,750.8		1,837.8	[1]
Corporate And Other [Member]
Segment Reporting Information [Line Items]
Revenues									0		0		0
Depreciation and amortization									17		11.3		13.6
Interest, net									84		78		86.5
Income (loss) before income taxes									(444.6)	[2]	(253.3)	[3]	(290.6)	[4]
Capital expenditures									76.1		41.1		4.2
Total assets	$ 950.7				$ 1,384.5				$ 950.7		$ 1,384.5		$ 1,361.3

[1]	Revised based on change in segments described in Note 1 of the Notes to Consolidated Financial Statements.
[2]	Includes a $177.4 million charge for other costs (see Note 3 of the Notes to Consolidated Financial Statements).
[3]	Includes a $47.2 million charge for other costs (see Note 3 of the Notes to Consolidated Financial Statements).
[4]	Includes an $81.6 million charge for other costs (see Note 3 of the Notes to Consolidated Financial Statements).

Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings per share [Abstract]
Net income	$ 99.9	$ 164.5	$ 148	$ 109.5	$ 164.6	$ 148.7	$ 129.2	$ 120.4	$ 521.9	$ 562.9	$ 475.5
Average shares outstanding, basic (in shares)									245	243.1	221.4
Common stock equivalents (in shares)									2.1	2.4	2.2
Incremental shares from assumed conversion of convertible debentures (in shares)									2.1	2	1.4
Shares utilized in diluted earnings per share calculation (in shares)									249.2	247.5	225
Earnings per share [Abstract]
Basic earnings per share (in dollars per share)	$ 0.41	$ 0.67	$ 0.6	$ 0.45	$ 0.68	$ 0.61	$ 0.53	$ 0.49	$ 2.13	$ 2.32	$ 2.15
Diluted earnings per share (in dollars per share)	$ 0.4	$ 0.67	$ 0.59	$ 0.43	$ 0.66	$ 0.61	$ 0.52	$ 0.48	$ 2.09	$ 2.27	$ 2.11
Interest rate percentage on Convertible Debentures included in calculation of diluted earnings per share, prior period (in hundredths)	2.50%				2.50%				2.50%	2.50%	2.50%

Summary of Non-cash Operating, Investing and Financing Activities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Non-cash Operating, Investing and Financing Activities [Abstract]
Impact on net assets of indemnity settlement with BP Exploration and Production, Inc.	$ (82.5)	$ 0	$ 0
Net assets of NATCO acquired in exchange for Cameron common stock, excluding net cash acquired	0	0	954.1
NATCO purchase price allocation adjustment	0	(16.9)	0
Tax benefit of employee stock compensation plan transactions	4.9	17.4	9.7
Change in fair value of derivatives accounted for as cash flow hedges, net of tax	(5.2)	(6.1)	11.3
Actuarial gain (loss) and impact of plan amendments, net, related to defined benefit pension and postretirement benefit plans	$ (7.7)	$ 4.5	$ (23)

Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments [Abstract]
Contingently liable for bank guarantees and standby letters of credit issued on the company's behalf	$ 724,900,000
Liability to financial institutions for financial letters of credit and other guarantees issued on the Company's behalf	52,600,000
Liability for insurance bonds issued on the company's behalf	31,400,000
Concentration Risk Customer Revenue Percentage Maximum (in hundredths)	0.00%	12.00%
Fair value of the fixed-rate debt	1,460,000,000	1,550,000,000
Face value of the fixed-rate debt	1,250,000,000	1,250,000,000
Number of interest rate swaps	3
Notional amount of interest rate swaps	400,000,000
Fixed interest rate received in interest rate swaps (in hundredths)	6.38%
Effective fixed interest rate on a portion of the fixed rate borrowings (in hundredths)	5.49%
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	5,800,000	6,900,000
Derivative Liability, Fair Value	18,200,000	1,800,000
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax	(6,300,000)	(9,000,000)	17,900,000
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	(7,300,000)	(16,800,000)	(25,800,000)
Total pre-tax gain (loss)	(23,000,000)	9,200,000	5,100,000
Cash and cash equivalents: [Abstract]
Cash	491,700,000	448,700,000
Money market funds	133,400,000	266,300,000
Commercial paper	140,400,000	778,700,000
U.S. treasury securities	0	162,700,000
U.S. non-governmental agency asset-backed securities	27,800,000	137,100,000
U.S. corporate obligations	29,100,000	0
Non-U.S. bank and other obligations	76,500,000	39,000,000
Short-term investments: [Abstract]
Commercial paper	213,500,000	0
U.S. Treasury securities	10,100,000	0
U.S. non-governmental agency asset-backed securities	77,300,000	0
U.S. corporate obligations	122,600,000	0
Derivatives, net asset (liability): [Abstract]
Foreign currency contracts	(13,800,000)	300,000
Interest rate contracts	1,400,000	4,800,000
Total financial instruments	1,310,000,000	1,837,600,000
Buy EUR [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	135,000,000
Buy GBP [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	34,000,000
Buy RON [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
Buy NOK [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	90,000,000
Buy SGD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	13,200,000
Buy USD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	48,500,000
Buy USD [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Notional Amount	0
Sell EUR [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(25,200,000)
Sell GBP [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(16,200,000)
Sell RON [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(10,000,000)
Sell NOK [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(37,200,000)
Sell SGD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
Sell USD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(95,600,000)
Sell USD [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Notional Amount	0
2012 [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Notional Amount	800,000,000
2012 [Member] | Swaps EUR [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2012 [Member] | Swaps GBP [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2012 [Member] | Swaps RON [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2012 [Member] | Swaps NOK [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2012 [Member] | Swaps SGD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2012 [Member] | Swaps USD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2012 [Member] | Buy EUR [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	123,700,000
2012 [Member] | Buy GBP [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	34,000,000
2012 [Member] | Buy RON [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2012 [Member] | Buy NOK [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	90,000,000
2012 [Member] | Buy SGD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	13,200,000
2012 [Member] | Buy USD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	48,500,000
2012 [Member] | Buy USD [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Notional Amount	0
2012 [Member] | Sell EUR [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(25,200,000)
2012 [Member] | Sell GBP [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(16,200,000)
2012 [Member] | Sell RON [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(10,000,000)
2012 [Member] | Sell NOK [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(37,200,000)
2012 [Member] | Sell SGD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2012 [Member] | Sell USD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(88,900,000)
2012 [Member] | Sell USD [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Buy EUR [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	11,300,000
2013 [Member] | Buy GBP [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Buy RON [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Buy NOK [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Buy SGD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Buy USD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Buy USD [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Sell EUR [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Sell GBP [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Sell RON [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Sell NOK [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Sell SGD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Sell USD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(6,700,000)
2013 [Member] | Sell USD [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Notional Amount	0
Fair value based on quoted prices in active markets for identical assets (Level 1) [Member]
Cash and cash equivalents: [Abstract]
Cash	491,700,000	448,700,000
Money market funds	133,400,000	266,300,000
Commercial paper	0
U.S. treasury securities	0	162,700,000
U.S. non-governmental agency asset-backed securities	0	0
U.S. corporate obligations	29,100,000	0
Non-U.S. bank and other obligations	76,500,000	39,000,000
Short-term investments: [Abstract]
Commercial paper	0	0
U.S. Treasury securities	10,100,000	0
U.S. non-governmental agency asset-backed securities	0	0
U.S. corporate obligations	122,600,000	0
Derivatives, net asset (liability): [Abstract]
Foreign currency contracts	0	0
Interest rate contracts	0	0
Total financial instruments	863,400,000	916,700,000
Fair value based on significant other observable inputs (Level 2) [Member]
Cash and cash equivalents: [Abstract]
Cash	0	0
Money market funds	0	0
Commercial paper	140,400,000	778,700,000
U.S. treasury securities	0	0
U.S. non-governmental agency asset-backed securities	27,800,000	137,100,000
U.S. corporate obligations	0	0
Non-U.S. bank and other obligations	0	0
Short-term investments: [Abstract]
Commercial paper	213,500,000	0
U.S. Treasury securities	0	0
U.S. non-governmental agency asset-backed securities	77,300,000	0
U.S. corporate obligations	0	0
Derivatives, net asset (liability): [Abstract]
Foreign currency contracts	(13,800,000)	300,000
Interest rate contracts	1,400,000	4,800,000
Total financial instruments	446,600,000	920,900,000
Fair value based on significant unobservable inputs (Level 3) [Member]
Cash and cash equivalents: [Abstract]
Cash	0	0
Money market funds	0	0
Commercial paper	0	0
U.S. treasury securities	0	0
U.S. non-governmental agency asset-backed securities	0	0
U.S. corporate obligations	0	0
Non-U.S. bank and other obligations	0	0
Short-term investments: [Abstract]
Commercial paper	0	0
U.S. Treasury securities	0	0
U.S. non-governmental agency asset-backed securities	0	0
U.S. corporate obligations	0	0
Derivatives, net asset (liability): [Abstract]
Foreign currency contracts	0	0
Interest rate contracts	0	0
Total financial instruments	0	0
Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax	(6,300,000)	(9,000,000)	17,900,000
Revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	2,200,000	(4,900,000)	(17,300,000)
Cost of goods sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	(9,400,000)	(11,800,000)	(8,400,000)
Depreciation expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	(100,000)	(100,000)	(100,000)
Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	1,900,000	700,000
Derivative Liability, Fair Value	7,000,000	1,800,000
Foreign exchange contracts [Member] | Current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	1,900,000	700,000
Derivative Liability, Fair Value	2,500,000	1,400,000
Foreign exchange contracts [Member] | Non-current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	0	0
Derivative Liability, Fair Value	600,000	0
Foreign exchange contracts [Member] | Current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	7,000,000	1,800,000
Derivative Liability, Fair Value	10,600,000	0
Foreign exchange contracts [Member] | Non-current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	600,000	0
Derivative Liability, Fair Value	0	0
Interest rate swaps [Member] | Current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	1,400,000	0
Derivative Liability, Fair Value	0	0
Interest rate swaps [Member] | Non-current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	0	0
Derivative Liability, Fair Value	0	4,800,000
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	3,900,000	6,200,000
Derivative Liability, Fair Value	10,600,000	0
Not Designated as Hedging Instrument [Member] | Cost of goods sold [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	(500,000)	2,700,000	1,100,000
Not Designated as Hedging Instrument [Member] | Other costs [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	(9,300,000)	0	0
Not Designated as Hedging Instrument [Member] | Interest, net [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	(200,000)	7,200,000	1,200,000
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	1,900,000	700,000
Derivative Liability, Fair Value	7,600,000	1,800,000
Designated as Hedging Instrument [Member] | Cost of goods sold [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	(800,000)	(700,000)	2,800,000
Designated as Hedging Instrument [Member] | Other costs [Member] | Equity Call Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	$ (12,200,000)	$ 0	$ 0

Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Suites filed naming Cameron as one of a number of defendants related to Deepwater Horizon incident	350 suits
Payment to BPXP for indemnity and obligation to pay	$ 250
Amount of payment to BPXP reimbursed by insurers	167.5
Incurred legal fees to date related to participation in investigations into Deepwater Horizon incident	73.2
Estimated future costs of defense	13.9
Claims pursued against insurer	50
Accrued liability for claims of other litigation	8.9
Number of countries where company has legal entities	50
Number of sites designated for cleanup under the Comprehensive Environmental Response Compensation and Liability Act or similar state law where Company is identified as a potentially responsible party	two sites
Accrued environmental loss contingencies, noncurrent	5.6
Number of homeowners covered by class action lawsuit settlement on contaminated underground water from Houston manufacturing site (in number of homeowners)	197
Number of homeowners notified of 2009 test results indicating their property is adjacent to the class area and may be affected by underground water contamination (in number of homeowners)	33
Accrued liability for claims for contaminated underground water from Houston manufacturing site	11.9
Customs duties, penalties and interest by the government of Brazil	$ 51

Unaudited Quarterly Operating Results (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Unaudited Quarterly Operating Results [Abstract]
Revenues	$ 2,030.7	$ 1,685.9	$ 1,741.1	$ 1,501.3	$ 1,808.3	$ 1,527.1	$ 1,452.7	$ 1,346.7	$ 6,959		$ 6,134.8		$ 5,223.2
Revenues less cost of sales (exclusive of depreciation and amortization)	600.2	549.3	527.7	443.4	543.4	478.4	468	432.6
Other costs	114.2	34.2	20.1	8.9	8.1	10.4	18.4	10.3
Net income	99.9	164.5	148	109.5	164.6	148.7	129.2	120.4	521.9		562.9		475.5
Earnings per share [Abstract]
Basic (in dollars per share)	$ 0.41	$ 0.67	$ 0.6	$ 0.45	$ 0.68	$ 0.61	$ 0.53	$ 0.49	$ 2.13		$ 2.32		$ 2.15
Diluted (in dollars per share)	$ 0.4	$ 0.67	$ 0.59	$ 0.43	$ 0.66	$ 0.61	$ 0.52	$ 0.48	$ 2.09		$ 2.27		$ 2.11
Income Statement Data [Abstract]
Revenues	2,030.7	1,685.9	1,741.1	1,501.3	1,808.3	1,527.1	1,452.7	1,346.7	6,959		6,134.8		5,223.2
Costs and expenses [Abstract]
Cost of sales (exclusive of depreciation and amortization shown separately below)									4,838.4		4,212.4		3,540.1
Selling and administrative expenses									1,001.5		862.3		715.6
Depreciation and amortization									206.6		201.6		156.6
Interest, net									84		78		86.5
Other costs									177.4		47.2		81.6
Charge for pension plan termination									0		0		0
Total costs and expenses									6,307.9		5,401.5		4,580.4
Income before income taxes									651.1		733.3		642.8
Income tax provision									(129.2)		(170.4)		(167.3)
Net income	99.9	164.5	148	109.5	164.6	148.7	129.2	120.4	521.9		562.9		475.5
Basic earnings per share (in dollars per share)	$ 0.41	$ 0.67	$ 0.6	$ 0.45	$ 0.68	$ 0.61	$ 0.53	$ 0.49	$ 2.13		$ 2.32		$ 2.15
Diluted earnings per share (in dollars per share)	$ 0.4	$ 0.67	$ 0.59	$ 0.43	$ 0.66	$ 0.61	$ 0.52	$ 0.48	$ 2.09		$ 2.27		$ 2.11
Balance Sheet Data (at the end of period): [Abstract]
Total assets	9,361.7				8,005.1				9,361.7		8,005.1		7,725.4
Stockholders' equity	4,707.4				4,392.4				4,707.4		4,392.4		3,919.7		2,344.5
Long-term debt	1,574.2				772.9				1,574.2		772.9		1,232.3
Other long-term obligations	399.8				265.9				399.8		265.9		277.1
Segment Reporting Information [Line Items]
Income (loss) before income taxes									651.1		733.3		642.8
Depreciation and amortization									206.6		201.6		156.6
Interest, net									84		78		86.5
Other costs									177.4		47.2		81.6
DPS [Member]
Unaudited Quarterly Operating Results [Abstract]
Revenues									4,061.5		3,718.3		3,110.5	[1]
Income Statement Data [Abstract]
Revenues									4,061.5		3,718.3		3,110.5	[1]
Costs and expenses [Abstract]
Interest, net									0		0		0	[1]
Income before income taxes									685.6		666.7		574.7	[1]
Balance Sheet Data (at the end of period): [Abstract]
Total assets	4,784.5				3,570.1				4,784.5		3,570.1		3,345	[1]
Segment Reporting Information [Line Items]
Income (loss) before income taxes									685.6		666.7		574.7	[1]
Depreciation and amortization									111.4		93		84.8	[1]
Interest, net									0		0		0
V&M [Member]
Unaudited Quarterly Operating Results [Abstract]
Revenues									1,663		1,273.3		1,194.7
Income Statement Data [Abstract]
Revenues									1,663		1,273.3		1,194.7
Costs and expenses [Abstract]
Interest, net									0		0		0
Income before income taxes									294.1		188		211.3
Balance Sheet Data (at the end of period): [Abstract]
Total assets	1,524.6				1,299.7				1,524.6		1,299.7		1,181.3
Segment Reporting Information [Line Items]
Income (loss) before income taxes									294.1		188		211.3
Depreciation and amortization									40.3		42.4		36.2
Interest, net									0		0		0
PCS [Member]
Unaudited Quarterly Operating Results [Abstract]
Revenues									1,234.5		1,143.2		918	[1]
Income Statement Data [Abstract]
Revenues									1,234.5		1,143.2		918	[1]
Costs and expenses [Abstract]
Interest, net									0		0		0	[1]
Income before income taxes									116		131.9		147.4	[1]
Balance Sheet Data (at the end of period): [Abstract]
Total assets	2,101.9				1,750.8				2,101.9		1,750.8		1,837.8	[1]
Segment Reporting Information [Line Items]
Income (loss) before income taxes									116		131.9		147.4	[1]
Depreciation and amortization									37.9		54.9		22	[1]
Interest, net									0		0		0
Corporate And Other [Member]
Unaudited Quarterly Operating Results [Abstract]
Revenues									0		0		0
Income Statement Data [Abstract]
Revenues									0		0		0
Costs and expenses [Abstract]
Interest, net									84		78		86.5
Income before income taxes									(444.6)	[2]	(253.3)	[3]	(290.6)	[4]
Balance Sheet Data (at the end of period): [Abstract]
Total assets	950.7				1,384.5				950.7		1,384.5		1,361.3
Segment Reporting Information [Line Items]
Income (loss) before income taxes									(444.6)	[2]	(253.3)	[3]	(290.6)	[4]
Depreciation and amortization									17		11.3		13.6
Interest, net									$ 84		$ 78		$ 86.5

[1]	Revised based on change in segments described in Note 1 of the Notes to Consolidated Financial Statements.
[2]	Includes a $177.4 million charge for other costs (see Note 3 of the Notes to Consolidated Financial Statements).
[3]	Includes a $47.2 million charge for other costs (see Note 3 of the Notes to Consolidated Financial Statements).
[4]	Includes an $81.6 million charge for other costs (see Note 3 of the Notes to Consolidated Financial Statements).

Valuation and Qualifying Accounts and Reserves (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 14		$ 15.8		$ 9.6
Charged to costs and expenses	1		(0.4)		4.6
Charged to other accounts	0.3		0.8		4.8
Deductions	(5.2)	[1]	(1.5)	[1]	(3.8)	[1]
Translation	(0.2)		(0.7)		0.6
Balance at end of period	9.9		14		15.8
Allowance for obsolete and excess inventory [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	68		58.9		49.6
Charged to costs and expenses	18.8		15		15.2
Charged to other accounts	2		3.9		(0.3)
Deductions	(6)	[1]	(9.2)	[1]	(7.3)	[1]
Translation	(0.9)		(0.6)		1.7
Balance at end of period	$ 81.9		$ 68		$ 58.9

[1]	Write-offs of uncollectible receivables, deductions for collections of previously reserved receivables and write-offs of obsolete inventory.